UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

December 31, 2010

		Principal	Value
		Amount{	(U.S. $)
Agency Collateralized Mortgage Obligations – 11.50%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	24,201	$27,638
Series 2001-T8 A2 9.50% 7/25/41		12,829	14,818
Series 2002-T4 A3 7.50% 12/25/41		88,025	99,469
Series 2004-T1 1A2 6.50% 1/25/44		37,395	41,402
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		21,348	23,867
Series 1999-19 PH 6.00% 5/25/29		570,752	621,604
Series 2001-14 Z 6.00% 5/25/31		41,991	46,264
Series 2002-90 A1 6.50% 6/25/42		17,048	19,584
Series 2002-90 A2 6.50% 11/25/42		64,217	73,770
Series 2003-26 AT 5.00% 11/25/32		1,165,000	1,237,178
Series 2003-122 AJ 4.50% 2/25/28		66,027	68,374
Series 2005-22 HE 5.00% 10/25/33		740,000	791,524
Series 2005-29 QD 5.00% 8/25/33		816,000	872,771
Series 2005-54 AK 4.50% 9/25/32		428,916	449,213
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,543,404
Series 2005-110 MB 5.50% 9/25/35		504,062	552,497
@Series 2007-30 OE 0.881% 4/25/37		9,727,194	7,912,153
Series 2008-24 ZA 5.00% 4/25/38		17,206,110	16,866,269
@•Series 2009-2 AS 5.44% 2/25/39		19,704,589	1,857,914
@•Series 2009-68 SA 6.49% 9/25/39		2,470,580	322,071
Series 2009-94 AC 5.00% 11/25/39		400,000	414,556
Series 2010-41 PN 4.50% 4/25/40		475,000	479,361
Series 2010-96 DC 4.00% 9/25/25		900,000	883,178
•Series 2010-123 FE 0.74% 11/25/40		12,411,221	12,395,293
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,299,531
Series 2004-W9 2A1 6.50% 2/25/44		46,727	53,047
Series 2004-W11 1A2 6.50% 5/25/44		132,296	150,652
Series 2004-W15 1A1 6.00% 8/25/44		192,365	211,962
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		136,478	153,416
Series 2165 PE 6.00% 6/15/29		589,046	650,126
Series 2326 ZQ 6.50% 6/15/31		244,331	272,821
Series 2497 BM 5.00% 2/15/22		30,857	31,193
Series 2557 WE 5.00% 1/15/18		732,415	794,098
Series 2662 MA 4.50% 10/15/31		82,819	86,025
Series 2755 LE 4.00% 9/15/30		557,000	577,149
Series 2762 LG 5.00% 9/15/32		2,000,000	2,134,766
Series 2802 NE 5.00% 2/15/33		700,000	747,448
Series 2827 TE 5.00% 4/15/33		1,335,000	1,430,133
Series 2840 OE 5.00% 2/15/33		1,800,000	1,925,915
Series 2864 PE 5.00% 6/15/33		1,095,000	1,169,694
Series 2869 BG 5.00% 7/15/33		224,000	238,520
Series 2881 TE 5.00% 7/15/33		1,080,000	1,165,093
Series 2889 OG 5.00% 5/15/33		117,000	124,733
Series 2890 PC 5.00% 7/15/30		265,000	277,118
Series 2890 PD 5.00% 3/15/33		1,265,000	1,350,802
Series 2893 PD 5.00% 2/15/33		65,000	69,472
Series 2915 KD 5.00% 9/15/33		447,000	477,543

Series 2938 ND 5.00% 10/15/33	1,050,000	1,119,278
Series 2939 PD 5.00% 7/15/33	665,000	716,629
Series 2941 XD 5.00% 5/15/33	2,690,000	2,864,600
Series 2987 KG 5.00% 12/15/34	1,430,000	1,528,664
Series 3022 MB 5.00% 12/15/28	190,989	196,302
Series 3131 MC 5.50% 4/15/33	445,000	486,516
Series 3143 BC 5.50% 2/15/36	8,000,000	8,605,000
Series 3145 LN 4.50% 10/15/34	1,048,077	1,108,999
@•Series 3289 SA 6.489% 3/15/37	6,692,225	926,689
Series 3337 PB 5.50% 7/15/30	505,000	522,206
Series 3476 Z 5.50% 7/15/38	11,418,080	12,181,906
Series 3626 MA 5.00% 2/15/30	3,378,963	3,579,282
Series 3656 PM 5.00% 4/15/40	770,000	802,331
‹Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	30,271	34,765
Series T-58 2A 6.50% 9/25/43	16,280	18,697
GNMA
@•Series 2007-64 AI 6.289% 10/20/37	22,449,116	2,679,895
@•Series 2008-65 SB 5.739% 8/20/38	8,083,897	900,774
@•Series 2009-2 SE 5.559% 1/20/39	21,094,541	2,259,422
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,175,073
Total Agency Collateralized Mortgage Obligations (cost $98,340,079)		106,712,457
Agency Mortgage-Backed Securities – 18.06%
Fannie Mae
5.50% 1/1/13	62,994	65,047
5.50% 3/1/37	437,764	464,752
5.50% 7/1/37	1,117,038	1,185,900
6.50% 8/1/17	58,967	64,265
•Fannie Mae ARM
2.402% 10/1/33	55,163	57,402
4.979% 8/1/35	145,161	154,338
5.131% 11/1/35	261,036	276,605
5.847% 7/1/37	391,021	414,771
5.915% 8/1/37	473,344	508,362
Fannie Mae Relocation 30 yr
5.00% 11/1/33	15,835	16,501
5.00% 1/1/34	67,671	70,515
5.00% 2/1/34	26,578	27,695
5.00% 8/1/34	48,296	50,326
5.00% 11/1/34	105,499	109,933
5.00% 4/1/35	146,121	152,262
5.00% 10/1/35	119,462	124,482
5.00% 1/1/36	286,962	299,022
Fannie Mae S.F. 15 yr
4.00% 7/1/25	2,013,318	2,081,268
4.00% 8/1/25	2,701,238	2,792,405
4.00% 11/1/25	2,760,323	2,853,485
4.50% 8/1/18	496,637	526,125
4.50% 7/1/20	1,166,498	1,234,301
5.00% 5/1/21	134,798	144,171
Fannie Mae S.F. 15 yr TBA
4.00% 1/1/26	39,000,000	40,163,915
4.50% 1/1/26	1,135,000	1,189,799
5.50% 1/1/26	3,865,000	4,154,875
Fannie Mae S.F. 20 yr
5.50% 7/1/24	497,987	538,215
5.50% 10/1/24	150,697	162,870
5.50% 12/1/24	515,426	557,063
5.50% 8/1/28	2,479,907	2,659,137
Fannie Mae S.F. 30 yr
4.00% 2/1/40	5,685,064	5,661,167
4.00% 7/1/40	11,999,992	11,953,001

4.50% 3/1/39	332,307	341,413
5.00% 12/1/36	341,371	360,411
5.00% 12/1/37	240,986	253,599
5.00% 1/1/38	437,433	460,328
5.00% 2/1/38	195,113	205,283
5.00% 7/1/40	1,479,701	1,556,684
5.50% 12/1/32	296,897	319,654
5.50% 7/1/33	805,244	867,971
5.50% 12/1/33	126,594	136,455
5.50% 4/1/34	1,899,163	2,043,797
5.50% 5/1/34	568,679	612,978
5.50% 6/1/34	693,361	746,290
5.50% 7/1/34	1,140,925	1,228,018
5.50% 2/1/35	3,383,319	3,657,137
5.50% 9/1/36	1,498,264	1,612,635
6.00% 9/1/36	317,697	348,010
6.00% 8/1/38	1,502,186	1,634,157
6.50% 11/1/33	25,734	28,935
6.50% 2/1/36	477,421	535,029
6.50% 3/1/36	855,978	959,264
6.50% 6/1/36	975,629	1,093,075
6.50% 2/1/38	1,156,592	1,296,153
7.00% 2/1/38	274,613	310,583
7.00% 3/1/38	581,721	657,918
7.50% 3/1/32	1,328	1,526
7.50% 4/1/32	5,098	5,857
7.50% 6/1/32	2,097	2,409
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/41	32,705,000	32,531,271
5.00% 1/1/41	2,620,000	2,754,275
5.50% 1/1/41	4,435,000	4,763,508
6.00% 1/1/41	11,210,000	12,183,869
•Freddie Mac ARM
2.618% 12/1/33	105,805	109,983
3.144% 4/1/34	7,624	8,007
5.508% 2/1/38	1,011,365	1,083,779
5.678% 7/1/36	165,218	172,933
5.705% 5/1/37	653,898	692,814
Freddie Mac Relocation 30 yr 5.00% 9/1/33	2,395	2,495
Freddie Mac S.F. 15 yr
4.50% 5/1/20	653,244	689,581
5.00% 6/1/18	214,064	228,042
Freddie Mac S.F. 15 yr TBA 5.00% 1/1/26	4,500,000	4,751,721
Freddie Mac S.F. 20 yr
5.50% 10/1/23	388,728	416,850
5.50% 8/1/24	92,534	99,784
Freddie Mac S.F. 30 yr
5.00% 7/1/38	441,255	463,104
6.50% 11/1/33	55,897	62,851
6.50% 1/1/35	311,352	351,548
6.50% 8/1/38	210,661	233,666
7.00% 1/1/38	280,288	316,868
Freddie Mac S.F. 30 yr TBA 6.50% 1/1/41	2,755,000	3,053,747
GNMA I S.F. 30 yr 7.00% 12/15/34	516,147	580,855
GNMA II 6.00% 4/20/34	30,048	33,133
Total Agency Mortgage-Backed Securities (cost $165,465,542)		167,574,228
Commercial Mortgage-Backed Securities – 3.46%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	420,000	454,128
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	875,000	934,865
•Series 2005-T20 A4A 5.149% 10/12/42	1,835,000	1,975,177
•Series 2006-PW12 A4 5.722% 9/11/38	895,000	976,502

Series 2006-PW14 A4 5.201% 12/11/38	1,000,000	1,056,278
Series 2007-PW15 A4 5.331% 2/11/44	630,000	646,879
BOA Commercial Mortgage Securities
•Series 2004-3 A5 5.413% 6/10/39	415,000	443,604
•Series 2005-1 A5 5.162% 11/10/42	1,620,000	1,745,754
•Series 2005-6 A4 5.195% 9/10/47	1,615,000	1,734,605
Series 2006-4 A4 5.634% 7/10/46	1,070,000	1,148,055
•#BOA Large Loan Series 2009-UB2 A4AA 144A 5.68% 2/24/51	2,200,000	2,324,910
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 A4 5.222% 7/15/44	400,000	430,485
‹Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	550,000	588,600
Series 2006-C7 A2 5.69% 6/10/46	248,358	249,849
#Series 2010-C1 A1 144A 3.156% 7/10/46	519,075	520,243
Credit Suisse Mortgage Capital Certificates
•Series 2006-C1 AAB 5.546% 2/15/39	140,000	149,034
#Series 2010-UD1 A 144A 5.95% 6/18/17	2,200,000	2,360,518
#FDIC Structured Sale Guaranteed Notes Series 2010-C1 A 144A 2.98% 12/6/20	570,000	572,719
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	570,000	612,250
Series 2005-GG4 A4 4.761% 7/10/39	822,500	848,263
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,281,279
•Series 2006-GG6 A4 5.553% 4/10/38	900,000	966,723
•#Series 2007-GG10 J 144A 5.808% 8/10/43	1,956,000	16,626
#Series 2010-C1 A2 144A 4.592% 8/10/43	710,000	716,852
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	265,000	285,828
Series 2005-GG5 A5 5.224% 4/10/37	1,155,000	1,225,634
Series 2006-GG7 A4 5.883% 7/10/38	1,140,000	1,243,739
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	420,000	438,858
Series 2002-C2 A2 5.05% 12/12/34	465,000	489,804
Series 2003-C1 A2 4.985% 1/12/37	130,000	137,004
•Series 2005-LDP5 A4 5.205% 12/15/44	750,000	807,423
Series 2007-LDPX A3 5.42% 1/15/49	1,140,000	1,185,672
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	240,010	250,523
Series 2004-C1 A4 4.568% 1/15/31	720,000	751,756
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/11/42	1,310,000	1,422,602
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.327% 2/15/33	100,000	98,746
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	390,000	379,188
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	585,000	596,910
Total Commercial Mortgage-Backed Securities (cost $31,749,153)		32,067,885
Convertible Bonds – 1.23%
AAR exercise 1.75% price $29.43, expiration date 1/1/26	86,000	94,385
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	223,000	225,788
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	305,000	322,919
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	415,000	393,731
Alere 3.00% exercise price $43.98, expiration date 5/15/16	176,000	187,220
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	425,000	427,125
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	255,000	280,819
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	150,000	151,125
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	559,000	438,116
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40	144,000	146,880
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29	115,000	154,388
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	85,000	84,469
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	275,000	402,188
¦General Cable 4.50% exercise price $36.75, expiration date 11/15/29	152,000	181,450
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	395,000	438,944
¦Hologic 2.00% exercise price $38.59, expiration date 12/15/37	591,000	556,278
Intel 2.95% exercise price $30.75, expiration date 12/15/35	300,000	300,375
*International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	267,000	309,386

	*Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29		307,000	323,501
	*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		625,000	562,499
	Level 3 Communications 5.25% exercise price $3.98, expiration date 2/17/11		101,000	101,253
	#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		320,000	392,000
	LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14		353,000	357,854
	Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27		508,000	541,020
	Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		430,000	386,463
	Medtronic 1.625% exercise price $54.79, expiration date 4/15/13		353,000	356,971
	National City 4.00% exercise price $482.51, expiration date 2/1/11		770,000	774,812
	National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		415,000	483,475
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		245,000	241,631
	#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		199,000	201,239
	Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		124,000	137,640
	#Rayonier TRS Holdings 144A 4.50% exercise price $50.24, expiration date 8/15/15		180,000	218,925
	SanDisk 1.00% exercise price $82.35, expiration date 5/15/13		175,000	169,313
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		132,000	196,680
	#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		301,000	405,221
	*Transocean 1.50% exercise price $168.61, expiration date 12/15/37		190,000	188,100
	VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		269,000	302,961
	Total Convertible Bonds (cost $10,364,654)			11,437,144
	Corporate Bonds – 37.90%
	Banking – 7.17%
	AgriBank 9.125% 7/15/19		800,000	951,525
	*#Banco do Brasil 144A 6.00% 1/22/20		3,000,000	3,254,999
	#Banco Mercantil 144A
	4.375% 7/19/15		400,000	407,981
	@•6.862% 10/13/21		520,000	525,445
	*#Banco Santander 144A 3.75% 9/22/15		2,200,000	2,204,532
	BB&T 5.25% 11/1/19		1,146,000	1,189,173
	BB&T Capital Trust II 6.75% 6/7/36		1,310,000	1,319,021
	BOA
*	3.70% 9/1/15		190,000	188,559
	6.10% 6/15/17		785,000	821,201
	Capital One Capital V 10.25% 8/15/39		585,000	629,606
	Citigroup
	•2.286% 8/13/13		1,800,000	1,831,817
	4.587% 12/15/15		200,000	208,732
	6.125% 5/15/18		2,500,000	2,742,907
	8.50% 5/22/19		1,900,000	2,362,424
	*City National 5.25% 9/15/20		755,000	739,698
	@#CoBank 144A 7.875% 4/16/18		570,000	634,541
	Depfa ACS Bank 3.25% 2/15/12	EUR	3,100,000	4,114,073
	Export-Import Bank of Korea
	5.125% 3/16/15	USD	200,000	211,844
*	5.125% 6/29/20		1,500,000	1,550,289
	5.50% 10/17/12		300,000	317,817
	#Export-Import Bank of Korea 144A
	@•1.352% 3/13/12		2,500,000	2,499,362
	5.25% 2/10/14		820,000	872,132
	Goldman Sachs Group
	•0.688% 7/22/15		200,000	191,840
	•0.789% 1/12/15		700,000	677,335
	•1.347% 2/4/13	EUR	800,000	1,040,420
*	3.70% 8/1/15	USD	1,055,000	1,076,077
*	5.15% 1/15/14		2,000,000	2,155,644
	5.375% 3/15/20		2,180,000	2,256,804
	#HSBC Bank 144A 1.625% 8/12/13		2,300,000	2,304,888
	*ICICI Bank 5.50% 3/25/15		2,100,000	2,187,480
	#ICICI Bank 144A 5.50% 3/25/15		2,000,000	2,083,316
	*#Intesa Sanpaolo 144A 3.625% 8/12/15		1,900,000	1,838,725
	JPMorgan Chase
	4.40% 7/22/20		180,000	177,506

	7.00% 6/28/17	RUB	44,000,000	1,316,043
	JPMorgan Chase Capital XXV 6.80% 10/1/37	USD	1,668,000	1,725,229
	KeyBank 6.95% 2/1/28		1,220,000	1,244,721
	Korea Development Bank 8.00% 1/23/14		1,200,000	1,370,741
	#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		373,000	392,536
	•National City Bank 0.673% 6/7/17		325,000	293,457
	*Oesterreichische Kontrollbank 1.75% 10/5/15		595,000	576,528
	PNC Bank 6.875% 4/1/18		1,415,000	1,619,776
	PNC Funding
	5.25% 11/15/15		150,000	160,702
*	5.625% 2/1/17		195,000	208,711
	•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		1,600,000	1,192,600
	Rabobank Nederland 2.125% 10/13/15		315,000	304,980
	•#Rabobank Nederland 144A 11.00% 12/29/49		1,240,000	1,607,416
	Silicon Valley Bank
	5.70% 6/1/12		724,000	748,455
	6.05% 6/1/17		250,000	253,972
	•SunTrust Capital VIII 6.10% 12/15/36		150,000	137,675
	SVB Financial Group 5.375% 9/15/20		190,000	183,040
	UBS
	•0.439% 4/18/16		800,000	786,596
	5.875% 12/20/17		2,000,000	2,202,816
	US Bank 4.95% 10/30/14		1,000,000	1,090,773
	•USB Capital IX 6.189% 4/15/49		955,000	744,900
	Wachovia
	5.25% 8/1/14		210,000	224,146
	5.625% 10/15/16		255,000	277,744
	•Wells Fargo Capital XIII 7.70% 12/29/49		1,860,000	1,932,075
	Zions Bancorp
	5.65% 5/15/14		186,000	186,064
	7.75% 9/23/14		150,000	156,502
				66,505,911
	Basic Industry – 3.55%
	*AK Steel 7.625% 5/15/20		120,000	120,900
	*Alcoa 6.15% 8/15/20		715,000	735,561
	#Algoma Acqusition 144A 9.875% 6/15/15		304,000	275,120
	ArcelorMittal 9.85% 6/1/19		1,080,000	1,366,987
	Celulosa Arauco y Constitucion 7.25% 7/29/19		1,100,000	1,267,967
	*#Celulosa Arauco y Constitucion 144A 5.00% 1/21/21		1,000,000	986,553
	Century Aluminum 8.00% 5/15/14		280,650	296,437
	CF Industries 7.125% 5/1/20		260,000	285,350
	Cliffs Natural Resources
	4.80% 10/1/20		295,000	288,801
	5.90% 3/15/20		360,000	379,947
	6.25% 10/1/40		670,000	654,433
	#CODELCO 144A 3.75% 11/4/20		332,000	315,856
	Compass Minerals International 8.00% 6/1/19		268,000	293,460
	@CSN Resources 6.50% 7/21/20		600,000	630,933
	*#CSN Resources 144A 6.50% 7/21/20		3,400,000	3,604,000
	Dow Chemical
	4.25% 11/15/20		220,000	211,574
	8.55% 5/15/19		1,865,000	2,340,967
	duPont (E.I.) deNemours 3.625% 1/15/21		2,225,000	2,155,747
	#FMG Resources August 2006 144A 7.00% 11/1/15		275,000	283,250
	#Georgia-Pacific 144A
	5.40% 11/1/20		690,000	683,474
	8.25% 5/1/16		108,000	122,445
	*#Gerdau Trade 144A 5.75% 1/30/21		4,300,000	4,332,250
	*Hexion US Finance 8.875% 2/1/18		260,000	279,175
	International Paper 9.375% 5/15/19		2,100,000	2,705,352
	#Lyondell Chemical 144A 8.00% 11/1/17		200,000	221,750
	#MacDermid 144A 9.50% 4/15/17		251,000	266,060

	*Momentive Performance Materials 11.50% 12/1/16		435,000	474,150
	•Noranda Aluminum Acquisition PIK 5.193% 5/15/15		270,526	245,841
	*#PE Paper Escrow 144A 12.00% 8/1/14		100,000	115,866
	=@Port Townsend 12.431% 8/27/12		86,471	39,344
	Reliance Steel & Aluminum 6.85% 11/15/36		520,000	482,974
	Ryerson
	•7.662% 11/1/14		127,000	118,745
	12.00% 11/1/15		237,000	249,443
	Smurfit Kappa Funding 7.75% 4/1/15		217,000	223,510
	Steel Dynamics 7.75% 4/15/16		404,000	427,230
	Teck Resources 9.75% 5/15/14		431,000	539,741
	Vale Overseas 6.875% 11/10/39		4,400,000	4,883,691
				32,904,884
	Brokerage – 1.11%
	Bear Stearns
	•5.408% 12/7/12	AUD	2,130,000	2,140,154
	7.25% 2/1/18	USD	2,000,000	2,373,486
	*#Cemex Finance 144A 9.50% 12/14/16		270,000	279,788
	E*Trade Financial PIK 12.50% 11/30/17		370,000	436,600
	Jefferies Group
	6.25% 1/15/36		335,000	300,986
	6.45% 6/8/27		1,146,000	1,098,420
	Lazard Group
	6.85% 6/15/17		1,045,000	1,094,618
	7.125% 5/15/15		42,000	45,268
	Merrill Lynch 6.875% 4/25/18		2,325,000	2,548,065
				10,317,385
	Capital Goods – 0.80%
	Allied Waste North America
	6.875% 6/1/17		1,155,000	1,272,158
	7.125% 5/15/16		505,000	535,264
	Anixter 10.00% 3/15/14		101,000	116,150
	#Berry Plastics 144A 9.75% 1/15/21		135,000	134,325
	Case New Holland 7.75% 9/1/13		163,000	176,040
	Casella Waste Systems
	9.75% 2/1/13		299,000	300,495
	11.00% 7/15/14		6,000	6,668
	*Graham Packaging 9.875% 10/15/14		232,000	241,280
	Intertape Polymer US 8.50% 8/1/14		151,000	125,330
	L-3 Communications
	4.75% 7/15/20		895,000	880,984
	5.875% 1/15/15		4,000	4,095
	#Meccanica Holdings USA 144A 6.25% 7/15/19		1,305,000	1,381,993
	*NXP BV 9.50% 10/15/15		365,000	391,463
	#Plastipak Holdings 144A 10.625% 8/15/19		201,000	226,879
	Ply Gem Industries 13.125% 7/15/14		397,000	423,798
	Pregis 12.375% 10/15/13		307,000	302,395
	*RBS Global/Rexnord 11.75% 8/1/16		212,000	228,430
	TriMas 9.75% 12/15/17		173,000	190,300
	#Volvo-Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		431,000	450,395
				7,388,442
	Communications – 4.94%
	#Affinion Group 144A 7.875% 12/15/18		315,000	308,700
	America Movil SAB de CV
*	5.00% 3/30/20		993,000	1,037,137
	6.125% 3/30/40		250,000	266,370
	American Tower 5.05% 9/1/20		790,000	778,380
	AT&T 6.50% 9/1/37		675,000	730,344
	#AT&T 144A 5.35% 9/1/40		790,000	745,638
	#Charter Communications Operating 144A 10.875% 9/15/14		360,000	404,100
	Cincinnati Bell 7.00% 2/15/15		99,000	98,753
	Citizens Communications 6.25% 1/15/13		78,000	82,680

	#Clearwire Communications 144A 12.00% 12/1/15		947,000	1,026,180
	#Columbus International 144A 11.50% 11/20/14		460,000	512,900
	Comcast
	5.70% 5/15/18		1,000,000	1,102,194
	5.875% 2/15/18		975,000	1,084,071
	#COX Communications 144A 6.25% 6/1/18		660,000	738,237
	*#Cricket Communications 144A 7.75% 10/15/20		300,000	286,500
	Crown Castle International 9.00% 1/15/15		80,000	88,600
	*CSC Holdings 6.75% 4/15/12		1,000	1,041
	Deutsche Telekom International Finance 4.25% 7/13/22	EUR	850,000	1,111,310
	#Digicel 144A
	8.25% 9/1/17	USD	100,000	103,000
	12.00% 4/1/14		305,000	356,088
	#Digicel Group 144A 8.875% 1/15/15		170,000	172,550
	DirecTV Holdings
*	4.60% 2/15/21		1,310,000	1,295,548
	7.625% 5/15/16		2,385,000	2,647,301
	DISH DBS 7.875% 9/1/19		198,000	207,900
	#Entravision Communications 144A 8.75% 8/1/17		120,000	127,200
	Global Crossing 12.00% 9/15/15		318,000	360,135
	GXS Worldwide 9.75% 6/15/15		474,000	470,445
	*Hughes Network Systems 9.50% 4/15/14		244,000	252,845
	Intelsat Bermuda PIK 11.50% 2/4/17		398	442
	Intelsat Jackson Holdings 11.25% 6/15/16		156,000	168,870
	#Intelsat Jackson Holdings 144A 7.25% 10/15/20		195,000	197,925
	Lamar Media
*	6.625% 8/15/15		209,000	215,270
	6.625% 8/15/15		140,000	142,800
	Level 3 Financing
	9.25% 11/1/14		63,000	62,843
	10.00% 2/1/18		213,000	205,545
	LIN Television 6.50% 5/15/13		52,000	52,260
	*MetroPCS Wireless 6.625% 11/15/20		150,000	143,250
	*#MTS International Funding 144A 8.625% 6/22/20		390,000	445,068
	#NBC Universal 144A
	2.875% 4/1/16		1,260,000	1,232,450
	4.375% 4/1/21		1,460,000	1,419,971
	*Nielsen Finance
	11.50% 5/1/16		130,000	150,800
	11.625% 2/1/14		126,000	146,475
	NII Capital 10.00% 8/15/16		316,000	351,550
	PAETEC Holding
	8.875% 6/30/17		157,000	168,383
*	9.50% 7/15/15		268,000	278,720
	Qwest 8.375% 5/1/16		2,375,000	2,826,249
	#Rainbow National Services 144A 10.375% 9/1/14		113,000	117,803
	Rogers Communications 6.68% 11/4/39	CAD	657,000	704,320
	Shaw Communications 6.75% 11/9/39	CAD	1,028,000	1,024,031
	#Sinclair Television Group 144A 9.25% 11/1/17	USD	216,000	234,900
	#Sirius XM Radio 144A
*	8.75% 4/1/15		250,000	271,875
	9.75% 9/1/15		40,000	45,100
	Sprint Capital
*	7.625% 1/30/11		2,150,000	2,158,062
	8.75% 3/15/32		397,000	402,955
	Symantec 4.20% 9/15/20		2,585,000	2,376,084
	#Telcordia Technologies 144A 11.00% 5/1/18		120,000	121,200
	Telecom Italia Capital
	5.25% 10/1/15		1,830,000	1,875,613
	6.175% 6/18/14		1,455,000	1,548,548
	Telefonica Emisiones 6.421% 6/20/16		1,075,000	1,176,327
	Telesat Canada

	11.00% 11/1/15		467,000	526,543
	12.50% 11/1/17		85,000	100,513
	Terremark Worldwide 12.00% 6/15/17		166,000	190,900
	Time Warner Cable
	4.125% 2/15/21		800,000	762,786
	6.75% 7/1/18		1,500,000	1,751,145
	8.25% 4/1/19		945,000	1,175,687
	#UPC Holding 144A 9.875% 4/15/18		170,000	187,000
	Verizon Communications 6.40% 2/15/38		1,245,000	1,381,852
	Videotron Ltee 6.375% 12/15/15		90,000	92,475
	Virgin Media Finance 8.375% 10/15/19		200,000	219,500
	Virgin Media Secured Finance 6.50% 1/15/18		835,000	883,013
	#Vivendi 144A 6.625% 4/4/18		935,000	1,042,680
	#Wind Acquisition Finance 144A 11.75% 7/15/17		360,000	407,700
	Windstream
	7.875% 11/1/17		3,000	3,169
	8.125% 8/1/13		103,000	113,815
	#XM Satellite Radio 144A 13.00% 8/1/13		265,000	316,675
				45,817,289
	Consumer Cyclical – 2.59%
	*#Allison Transmission 144A 11.00% 11/1/15		354,000	387,630
	American Axle & Manufacturing 7.875% 3/1/17		234,000	240,728
	*ArvinMeritor 8.125% 9/15/15		443,000	465,704
	#Beazer Homes USA 144A 9.125% 5/15/19		140,000	133,350
	Burlington Coat Factory Investment Holdings 14.50% 10/15/14		553,000	584,798
	*CKE Restaurants 11.375% 7/15/18		260,000	289,250
	Corrections Corp. of America 7.75% 6/1/17		354,000	377,453
	‹#CVS Pass Through Trust 144A
	5.773% 1/10/33		265,000	263,612
	8.353% 7/10/31		1,561,418	1,864,808
	Daimler International Finance 7.75% 3/26/12	EUR	3,100,000	4,440,668
	*#Dunkin Finance 144A 9.625% 12/1/18	USD	225,000	228,375
	#Equinox Holdings 144A 9.50% 2/1/16		40,000	42,450
	Federated Retail Holdings 5.90% 12/1/16		763,000	818,317
	*Ford Motor 7.45% 7/16/31		655,000	704,943
	Ford Motor Credit
	8.70% 10/1/14		3,800,000	4,282,846
	12.00% 5/15/15		480,000	604,344
	#Hanesbrands 144A 6.375% 12/15/20		280,000	267,400
	*Harrah's Operating
	10.00% 12/15/18		274,000	251,395
	11.25% 6/1/17		180,000	203,400
	#Invista 144A 9.25% 5/1/12		2,000	2,040
	K Hovnanian Enterprises
	6.25% 1/15/15		133,000	102,410
	7.50% 5/15/16		217,000	155,698
	10.625% 10/15/16		222,000	228,660
	#Marina District Finance 144A 9.875% 8/15/18		200,000	198,000
	MGM Resorts International
*	7.50% 6/1/16		120,000	112,800
	11.125% 11/15/17		169,000	195,195
*	11.375% 3/1/18		209,000	227,810
	*Mobile Mini 6.875% 5/1/15		161,000	164,220
	Mohawk Industries 6.875% 1/15/16		146,000	157,315
	*Mohegan Tribal Gaming Authority 6.875% 2/15/15		176,000	109,560
	NCL 11.75% 11/15/16		59,000	69,104
	*New Albertsons 7.25% 5/1/13		66,000	66,495
	Norcraft 10.50% 12/15/15		154,000	164,395
	Norcraft Holdings 9.75% 9/1/12		138,000	139,553
	*OSI Restaurant Partners 10.00% 6/15/15		159,000	166,155
	*Pinnacle Entertainment 8.75% 5/15/20		415,000	431,600
	@#Pokagon Gaming Authority 144A 10.375% 6/15/14		6,000	6,285

	Quiksilver 6.875% 4/15/15	325,000	319,313
	Royal Caribbean Cruises
*	6.875% 12/1/13	7,000	7,455
	7.00% 6/15/13	250,000	265,625
	*Ryland Group 8.40% 5/15/17	172,000	191,350
	*Sally Holdings 10.50% 11/15/16	229,000	253,618
	#Sealy Mattress 144A 10.875% 4/15/16	61,000	69,235
	#Sears Holdings 144A 6.625% 10/15/18	270,000	253,125
	#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	256,000	177,920
	Standard Pacific 10.75% 9/15/16	248,000	287,060
	#Volkswagen International Finance 144A 1.625% 8/12/13	2,800,000	2,800,341
	Wyndham Worldwide 5.75% 2/1/18	275,000	280,033
			24,053,841
	Consumer Non-Cyclical – 4.03%
	Alere 9.00% 5/15/16	335,000	346,725
	Altria Group 9.70% 11/10/18	1,000,000	1,321,155
	Amgen 3.45% 10/1/20	1,100,000	1,050,260
	Anheuser-Busch InBev Worldwide
*	5.00% 4/15/20	1,145,000	1,212,438
	5.375% 1/15/20	1,000,000	1,085,539
	#Anheuser-Busch InBev Worldwide 144A 5.375% 11/15/14	1,380,000	1,521,754
	*ARAMARK 8.50% 2/1/15	144,000	151,200
	Baxter International 4.50% 8/15/19	1,695,000	1,780,726
	Biomet 11.625% 10/15/17	204,000	226,440
	Biomet PIK 10.375% 10/15/17	158,000	173,405
	Bio-Rad Laboratories
	4.875% 12/15/20	1,075,000	1,049,176
	8.00% 9/15/16	146,000	159,140
	#Brambles USA 144A
	3.95% 4/1/15	1,490,000	1,512,892
	5.35% 4/1/20	490,000	497,990
	CareFusion 6.375% 8/1/19	2,085,000	2,359,568
	Celgene 3.95% 10/15/20	1,110,000	1,057,423
	Coca-Cola Enterprises 3.50% 9/15/20	1,230,000	1,154,019
	Covidien International Finance 4.20% 6/15/20	1,820,000	1,823,059
	CR Bard 4.40% 1/15/21	470,000	478,516
	#Delhaize Group 144A 5.70% 10/1/40	1,053,000	1,005,827
	#Dole Food 144A 8.00% 10/1/16	123,000	130,380
	Genzyme
	3.625% 6/15/15	1,985,000	2,039,953
	5.00% 6/15/20	895,000	941,399
	HCA 9.25% 11/15/16	198,000	211,736
	*#HCA Holdings 144A 7.75% 5/15/21	260,000	260,650
	*HCA PIK 9.625% 11/15/16	59,000	63,351
	*Hershey 4.125% 12/1/20	275,000	277,897
	Hospira 6.40% 5/15/15	1,795,000	2,034,274
	Ingles Markets 8.875% 5/15/17	196,000	210,700
	Jarden
*	6.125% 11/15/22	215,000	206,131
	7.50% 1/15/20	30,000	31,425
	Kellogg 4.00% 12/15/20	550,000	543,542
	Life Technologies 6.00% 3/1/20	650,000	697,471
	Medco Health Solutions
	4.125% 9/15/20	1,080,000	1,046,343
	7.125% 3/15/18	520,000	611,097
	Merck 3.875% 1/15/21	740,000	736,909
	#Mylan 144A 6.00% 11/15/18	210,000	206,850
	#Novasep Holding 144A 9.75% 12/15/16	485,000	344,350
	#Radnet Management 144A 10.375% 4/1/18	125,000	117,500
	#Reynolds Group Issuer 144A 9.00% 4/15/19	370,000	385,263
	#Roche Holdings 144A 6.00% 3/1/19	565,000	658,086
	*RSC Equipment Rental III 10.25% 11/15/19	278,000	311,360

	#Scotts Miracle-Gro 144A 6.625% 12/15/20	125,000	125,625
	*Select Medical 7.625% 2/1/15	242,000	243,210
	Smithfield Foods
*	7.75% 7/1/17	285,000	297,825
	10.00% 7/15/14	117,000	135,428
	*Supervalu 8.00% 5/1/16	144,000	138,600
	Tops Markets 10.125% 10/15/15	117,000	120,803
	Tyson Foods 10.50% 3/1/14	213,000	252,938
	#Viskase 144A 9.875% 1/15/18	322,000	337,295
	#Woolworths 144A 4.00% 9/22/20	580,000	562,772
	*Yale University 2.90% 10/15/14	1,115,000	1,151,071
	*Yankee Acquisition 9.75% 2/15/17	258,000	270,255
	Zimmer Holdings 4.625% 11/30/19	1,640,000	1,686,955
			37,356,696
	Electric – 3.27%
	*AES
	7.75% 3/1/14	29,000	31,103
	8.00% 6/1/20	133,000	141,645
	*Ameren Illinois 9.75% 11/15/18	2,195,000	2,819,683
	#American Transmission Systems 144A 5.25% 1/15/22	1,225,000	1,258,231
	*Appalachian Power 7.95% 1/15/20	1,000,000	1,259,738
	#Calpine 144A 7.875% 7/31/20	225,000	228,938
	CMS Energy
	6.55% 7/17/17	435,000	464,644
	8.75% 6/15/19	965,000	1,139,870
	Commonwealth Edison
	4.00% 8/1/20	1,515,000	1,493,863
	5.80% 3/15/18	400,000	449,172
	Consumers Energy 6.70% 9/15/19	80,000	95,543
	Dominion Resources
	5.60% 11/15/16	240,000	270,469
	6.00% 11/30/17	425,000	481,892
	Duke Energy Ohio 5.45% 4/1/19	790,000	882,130
	Duquense Light Holdings 5.50% 8/15/15	756,000	777,427
	Dynegy Holdings
	7.75% 6/1/19	288,000	193,680
*	8.375% 5/1/16	5,000	3,763
	Elwood Energy 8.159% 7/5/26	289,012	283,232
	#Enel Finance International 144A 3.875% 10/7/14	115,000	117,044
	Exelon Generation
	4.00% 10/1/20	835,000	782,971
	5.75% 10/1/41	495,000	473,269
	Florida Power 5.65% 6/15/18	280,000	316,640
	*Florida Power & Light 5.25% 2/1/41	575,000	584,075
	*#GenOn Escrow 144A 9.875% 10/15/20	160,000	159,600
	Jersey Central Power & Light
	5.625% 5/1/16	80,000	88,161
	7.35% 2/1/19	1,240,000	1,469,739
	#LG&E&KU Energy 144A 3.75% 11/15/20	1,020,000	973,042
	Midamerican Funding 6.75% 3/1/11	10,000	10,098
	*Mirant Americas Generation 8.50% 10/1/21	305,000	306,525
	Mirant North America 7.375% 12/31/13	52,000	52,980
	NRG Energy 7.375% 2/1/16	213,000	218,858
	Oncor Electric Delivery 7.00% 9/1/22	400,000	470,840
	#Oncor Electric Delivery 144A
	5.00% 9/30/17	650,000	687,421
	5.25% 9/30/40	180,000	173,534
	Pacific Gas & Electric 5.625% 11/30/17	160,000	180,391
	PacifiCorp 5.50% 1/15/19	600,000	677,612
	@#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	583,610
	*Pennsylvania Electric 5.20% 4/1/20	1,695,000	1,754,200
	PPL Electric Utilities 7.125% 11/30/13	435,000	501,286

	Public Service of Oklahoma 5.15% 12/1/19		1,170,000	1,227,172
	#Puget Energy 144A 6.50% 12/15/20		3,300,000	3,251,308
	•Puget Sound Energy 6.974% 6/1/67		295,000	291,444
	Southern California Edison 5.50% 8/15/18		1,250,000	1,413,233
	#Tampa Electric 144A 5.40% 5/15/21		1,210,000	1,301,607
				30,341,683
	Energy – 4.57%
	*Anadarko Petroleum 5.95% 9/15/16		905,000	973,409
	Antero Resources Finance 9.375% 12/1/17		122,000	128,253
	Berry Petroleum 10.25% 6/1/14		227,000	261,618
	BP Capital Markets
	•0.442% 4/11/11		1,000,000	1,000,482
	2.375% 12/14/11		300,000	302,846
	2.75% 2/27/12		100,000	101,240
	3.625% 5/8/14		500,000	515,820
	4.75% 3/10/19		160,000	165,238
	CenterPoint Energy 5.95% 2/1/17		690,000	742,314
	*Chaparral Energy 8.50% 12/1/15		120,000	122,700
	*Chesapeake Energy 9.50% 2/15/15		175,000	198,188
	Complete Production Services 8.00% 12/15/16		301,000	313,040
	Copano Energy 7.75% 6/1/18		218,000	223,450
	Ecopetrol 7.625% 7/23/19		579,000	671,640
	*•Enbridge Energy Partners 8.05% 10/1/37		725,000	746,511
	Energy Transfer Partners 9.70% 3/15/19		2,240,000	2,899,453
	*#ENI 144A 4.15% 10/1/20		1,270,000	1,234,407
	EOG Resources 4.10% 2/1/21		670,000	660,305
	Forest Oil 7.25% 6/15/19		122,000	124,440
	Gazprom 10.50% 3/25/14		1,500,000	1,793,250
	#Gazprom 144A 8.146% 4/11/18		100,000	116,250
	#Helix Energy Solutions Group 144A 9.50% 1/15/16		639,000	659,768
	*#Hercules Offshore 144A 10.50% 10/15/17		289,000	240,593
	#Hilcorp Energy I 144A
	7.625% 4/15/21		100,000	103,750
	7.75% 11/1/15		150,000	155,625
	Holly 9.875% 6/15/17		217,000	237,615
	#IPIC GMTN 144A 5.00% 11/15/20		736,000	723,984
	*Key Energy Services 8.375% 12/1/14		419,000	444,140
	Kinder Morgan Energy Partners
	5.95% 2/15/18		1,000,000	1,102,924
*	6.00% 2/1/17		235,000	259,785
	6.55% 9/15/40		485,000	511,609
	9.00% 2/1/19		1,020,000	1,286,425
	#Linn Energy 144A 8.625% 4/15/20		125,000	135,313
	#Midcontinent Express Pipeline 144A 5.45% 9/15/14		810,000	865,547
	#Murray Energy 144A 10.25% 10/15/15		237,000	250,035
	*#New World Resources 144A 7.875% 5/1/18	EUR	192,000	265,704
	Nexen 7.50% 7/30/39	USD	705,000	769,051
	*#NFR Energy 144A 9.75% 2/15/17		190,000	188,575
	#NGPL PipeCo 144A 6.514% 12/15/12		2,000,000	2,159,614
	Noble Energy 8.25% 3/1/19		1,180,000	1,476,802
	Occidental Petroleum 4.10% 2/1/21		670,000	682,416
	OPTI Canada
	7.875% 12/15/14		105,000	74,681
	8.25% 12/15/14		185,000	132,738
	#OPTI Canada 144A 9.00% 12/15/12		235,000	236,763
	Pemex Project Funding Master Trust 6.625% 6/15/35		440,000	449,897
	Petrobras International Finance
	5.75% 1/20/20		410,000	427,453
	5.875% 3/1/18		45,000	48,142
	Petrohawk Energy
	7.875% 6/1/15		281,000	293,996
*	10.50% 8/1/14		78,000	89,310

Petroleum Development 12.00% 2/15/18		167,000	187,875
#Petronas Global Sukuk 144A 4.25% 8/12/14		230,000	241,018
*Plains All American Pipeline 8.75% 5/1/19		925,000	1,149,695
Pride International 6.875% 8/15/20		835,000	870,488
Quicksilver Resources 7.125% 4/1/16		162,000	155,925
Range Resources 8.00% 5/15/19		157,000	171,719
#Rockies Express Pipeline 144A
6.25% 7/15/13		1,000,000	1,080,577
6.85% 7/15/18		500,000	533,963
#SandRidge Energy 144A 9.875% 5/15/16		396,000	420,750
#SEMCO Energy 144A 5.15% 4/21/20		1,455,000	1,500,646
*Sempra Energy 6.15% 6/15/18		580,000	664,488
Total Capital 2.30% 3/15/16		2,325,000	2,273,970
•TransCanada PipeLines 6.35% 5/15/67		1,310,000	1,295,210
*Transocean 6.50% 11/15/20		650,000	691,379
Weatherford International
5.125% 9/15/20		785,000	782,577
9.625% 3/1/19		1,110,000	1,426,468
#Woodside Finance 144A
4.50% 11/10/14		800,000	841,602
8.125% 3/1/14		430,000	495,068
			42,350,527
Finance Companies – 2.65%
#BM&FBovespa 144A 5.50% 7/16/20		200,000	204,513
#CDP Financial 144A
4.40% 11/25/19		1,260,000	1,283,357
5.60% 11/25/39		880,000	917,963
#Crown Castle Towers 144A 4.883% 8/15/20		1,920,000	1,848,789
#ERAC USA Finance 144A 5.25% 10/1/20		1,365,000	1,390,639
FTI Consulting 7.75% 10/1/16		5,000	5,175
#FTI Consulting 144A 6.75% 10/1/20		230,000	229,425
General Electric Capital
•2.57% 2/2/11	NOK	3,500,000	600,438
6.00% 8/7/19	USD	2,780,000	3,098,260
•General Electric Capital Australia Funding
5.003% 7/12/13	AUD	1,100,000	1,085,751
5.262% 8/17/12	AUD	600,000	600,790
5.238% 11/15/11	AUD	500,000	506,231
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	226,000	364,896
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	405,000	317,925
International Lease Finance
•0.62% 7/1/11		100,000	98,417
4.75% 1/13/12		300,000	303,375
5.55% 9/5/12		178,000	180,893
5.75% 6/15/11		400,000	404,000
6.625% 11/15/13		245,000	251,431
8.25% 12/15/20		180,000	185,625
•#LBG Capital No. 1 144A 8.00% 12/29/49		2,400,000	2,112,000
Nuveen Investments 10.50% 11/15/15		499,000	512,723
#Pinafore 144A 9.00% 10/1/18		310,000	336,350
#Stone Street Trust 144A 5.902% 12/15/15		2,300,000	2,387,253
TNK-BP Finance 7.50% 3/13/13		3,000,000	3,247,499
Waha Aerospace 3.925% 7/28/20		2,100,000	2,098,801
			24,572,519
Insurance – 0.75%
American International Group 6.40% 12/15/20		220,000	231,251
•Chubb 6.375% 3/29/67		820,000	858,950
•Genworth Financial 6.15% 11/15/66		310,000	246,450
•#Liberty Mutual Group 144A 7.00% 3/15/37		180,000	161,882
MetLife 6.817% 8/15/18		500,000	583,826
#MetLife Capital Trust X 144A 9.25% 4/8/38		1,400,000	1,652,000
@#NLV Financial 144A 6.50% 3/15/35		385,000	302,347

	Prudential Financial
	3.875% 1/14/15	830,000	857,088
	4.50% 11/15/20	345,000	338,057
	•#Symetra Financial 144A 8.30% 10/15/37	515,000	496,975
	=@‹#‡Twin Reefs Pass Through Trust 144A 2.825% 12/31/49	300,000	0
	À•XL Group 6.50% 12/31/49	260,000	226,200
	•#ZFS Finance USA Trust II 144A 6.45% 12/15/65	500,000	496,875
	•#ZFS Finance USA Trust IV 144A 5.875% 5/9/32	500,000	489,815
			6,941,716
	Natural Gas – 0.74%
	*AmeriGas Partners 7.125% 5/20/16	66,000	68,640
	El Paso
	6.875% 6/15/14	88,000	93,938
	7.00% 6/15/17	240,000	254,476
	#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	123,000	126,527
	El Paso Pipeline Partners Operating 4.10% 11/15/15	565,000	562,134
	Enterprise Products Operating
	6.30% 9/15/17	105,000	118,644
	•7.034% 1/15/68	675,000	701,279
	9.75% 1/31/14	1,115,000	1,347,777
	Inergy Finance
	8.25% 3/1/16	116,000	121,510
	8.75% 3/1/15	35,000	37,450
	@Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20	2,883,900	3,056,935
	#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	356,880	384,115
			6,873,425
	Real Estate – 0.73%
	Developers Diversified Realty
	5.375% 10/15/12	531,000	546,548
	7.50% 4/1/17	625,000	699,061
	9.625% 3/15/16	145,000	172,255
	Digital Realty Trust 5.875% 2/1/20	425,000	433,131
	Host Marriott 6.375% 3/15/15	245,000	249,900
	Liberty Property 4.75% 10/1/20	365,000	361,883
	Qatari Diar Finance 3.50% 7/21/15	2,100,000	2,103,149
	#Qatari Diar Finance 144A 5.00% 7/21/20	486,000	485,513
	Regency Centers
	4.80% 4/15/21	420,000	401,353
	5.875% 6/15/17	285,000	304,305
	•#USB Realty 144A 6.091% 12/22/49	1,200,000	910,500
	Ventas Realty 6.50% 6/1/16	120,000	124,936
			6,792,534
	Technology – 0.30%
	#Fidelity National Information Services 144A 7.875% 7/15/20	75,000	79,688
	First Data 9.875% 9/24/15	100,000	95,750
	Jabil Circuit 7.75% 7/15/16	82,000	92,455
	National Semiconductor 6.60% 6/15/17	1,150,000	1,272,148
	Sanmina-SCI 8.125% 3/1/16	319,000	323,785
	#Seagate Technology International 144A 10.00% 5/1/14	600,000	706,500
	#Unisys 144A 12.75% 10/15/14	212,000	251,750
			2,822,076
	Transportation – 0.70%
	#Ashtead Capital 144A 9.00% 8/15/16	200,000	209,500
	Burlington Northern Santa Fe
	3.60% 9/1/20	165,000	158,281
*	4.70% 10/1/19	1,415,000	1,481,495
	5.65% 5/1/17	380,000	424,081
	5.75% 3/15/18	60,000	67,706
	Canadian Pacific Railway 4.45% 3/15/23	910,000	882,597
	‹Continental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19	875,137	975,778
	‹Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22	406,279	430,656
	Kansas City Southern Railway 13.00% 12/15/13	2,000	2,390

@Northwest Airlines 10.00% 2/1/11	65,000	228
Russian Railways 5.739% 4/3/17	1,000,000	1,042,950
‹UAL 2009-1 Pass Through Trust 10.40% 11/1/16	472,153	545,337
#United Air Lines 144A 12.00% 11/1/13	282,000	312,315
		6,533,314
Total Corporate Bonds (cost $344,323,058)		351,572,242
Municipal Bonds – 0.77%
Bay Area Toll Authority
6.918% 4/1/40	800,000	803,688
7.043% 4/1/50	3,000,000	3,061,500
California State 7.30% 10/1/39	200,000	203,608
Los Angeles, California Community College District Revenue (Build America Bonds)
6.60% 8/1/42	800,000	822,624
New York City Transitional Finance Authority
5.508% 8/1/37	700,000	693,021
New York State Urban Development 5.77% 3/15/39	800,000	799,696
Oregon State Taxable Pension 5.892% 6/1/27	65,000	70,162
§•Puerto Rico Sales Tax Financing 1st Subordinate Series B 5.00% 8/1/39-11	585,000	600,666
Sacramento County, California Public Financing Authority Revenue
(Housing Tax County Project) Series B 5.18% 12/1/13 (NATL-RE) (FGIC)	60,000	60,859
Total Municipal Bonds (cost $7,083,933)		7,115,824
Non-Agency Asset-Backed Securities – 1.55%
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	385,000	387,098
•American Express Credit Account Master Trust Series 2010-1 B 0.861% 11/16/15	405,000	404,535
•BOA Credit Card Trust
Series 2006-A12 A12 0.281% 3/15/14	1,000,000	998,553
Series 2008-A5 A5 1.461% 12/16/13	1,245,000	1,251,631
Capital Auto Receivables Asset Trust Series 2008-1 A3A 3.86% 8/15/12	180,837	182,455
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	685,000	778,392
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32	27,172	27,142
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16	517,493	522,806
Series 2010-VT1A A3 2.41% 5/15/13	350,000	352,926
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.911% 7/15/13	460,000	457,624
Citicorp Residential Mortgage
Securities Series 2006-3 A4 5.703% 11/25/36	900,000	893,943
Securities Series 2006-3 A5 5.948% 11/25/36	900,000	756,165
CNH Equipment Trust
Series 2008-A A4A 4.93% 8/15/14	282,854	290,007
Series 2008-B A3A 4.78% 7/16/12	11,865	11,885
Series 2009-C A3 1.85% 12/16/13	260,000	262,137
•Countrywide Asset-Backed Certificates Series 2006-11 1AF6 6.028% 9/25/46	1,368,557	781,855
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	450,000	510,545
Series 2008-A4 A4 5.65% 12/15/15	620,000	683,841
Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16	350,000	351,755
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.811% 9/15/14	385,000	390,641
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	45,060	45,141
Series 2008-1 A4 4.90% 12/15/13	560,000	579,821
Series 2009-4 A3 1.87% 2/15/14	200,000	201,659
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.31% 10/25/36	190,819	149,466
@•#Landmark CDO Series 2005-1A A1L 144A 0.596% 6/1/17	1,577,211	1,518,570
•MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.611% 10/15/14	520,000	517,948
•Merrill Auto Trust Securitization Series 2007-1 A4 0.321% 12/15/13	107,038	106,748
•SLM Student Loan Trust Series 2005-4 A2 0.383% 4/26/21	756,616	753,967
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	83,770	88,760
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	105,357	106,177
Total Non-Agency Asset-Backed Securities (cost $14,709,221)		14,364,193
Non-Agency Collateralized Mortgage Obligations – 6.95%

•ARM Trust
Series 2004-5 3A1 4.867% 4/25/35	3,664,836	3,309,144
Series 2005-10 3A11 5.291% 1/25/36	435,263	375,720
Series 2005-10 3A31 5.291% 1/25/36	1,145,000	920,387
Series 2006-2 1A4 5.531% 5/25/36	1,440,000	922,114
BOA Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34	166,765	169,426
Series 2004-11 1CB1 6.00% 12/25/34	1,540	1,439
Series 2005-3 2A1 5.50% 4/25/20	88,421	83,444
Series 2005-5 2CB1 6.00% 6/25/35	257,040	195,662
Series 2005-6 7A1 5.50% 7/25/20	283,805	276,546
Series 2005-9 5A1 5.50% 10/25/20	254,597	242,619
BOA Funding Securities Series 2006-5 2A10 5.75% 9/25/36	1,150,000	973,566
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	156,588	159,881
•Series 2005-A1 3A1 5.303% 12/25/35	528,494	486,644
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	420,000	312,131
Citicorp Mortgage Securities
Series 2004-8 1A1 5.50% 10/25/34	4,624	4,615
Series 2006-4 3A1 5.50% 8/25/21	187,152	188,795
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.076% 8/25/34	175,584	179,885
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	310,771	316,117
Series 2004-1T1 A2 5.50% 2/25/34	105,004	106,122
Series 2004-14T2 A6 5.50% 8/25/34	259,809	260,609
Series 2004-J1 1A1 6.00% 2/25/34	8,377	8,500
Series 2004-J2 7A1 6.00% 12/25/33	8,828	8,656
Series 2008-2R 3A1 6.00% 8/25/37	4,095,174	3,601,098
‹Countrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.917% 5/25/33	5,531	4,825
Series 2006-1 A2 6.00% 3/25/36	277,134	240,090
Series 2006-17 A5 6.00% 12/25/36	27,768	26,326
•Series 2006-HYB1 3A1 3.092% 3/20/36	402,608	242,361
Series 2007-4 1A1 6.00% 5/25/37	4,704,111	3,542,326
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	3,680	3,658
Credit Suisse Mortgage Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35	5,943,721	4,220,042
Series 2007-1 5A14 6.00% 2/25/37	1,088,339	938,625
•Series 2007-3 4A6 0.51% 4/25/37	2,689,636	2,236,794
@•Series 2007-3 4A12 6.49% 4/25/37	2,689,636	387,238
Series 2007-3 4A15 5.50% 4/25/37	907,671	820,519
Series 2007-5 3A19 6.00% 8/25/37	1,622,969	1,443,518
Series 2007-5 10A2 6.00% 4/25/29	697,781	624,338
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.209% 6/26/35	1,720,000	1,581,134
•First Horizon Asset Securities Series 2005-AR2 2A1 2.875% 6/25/35	425,127	370,753
GMAC Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	781,461	743,942
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	17,168	17,274
•Series 1999-3 A 8.00% 8/19/29	27,356	26,316
Series 2005-RP1 1A3 8.00% 1/25/35	272,629	274,099
Series 2005-RP1 1A4 8.50% 1/25/35	115,549	112,326
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 5.138% 1/25/36	267,677	235,084
•Indymac Index Mortgage Loan Trust Series 2006-AR1 A1 5.657% 8/25/36	640,544	614,263
•JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.468% 10/25/36	1,590,000	1,339,157
Series 2006-A7 2A2 5.739% 1/25/37	401,487	299,463
Series 2007-A1 6A1 4.784% 7/25/35	1,365,657	1,282,404
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	108,019	103,083
Series 2007-10 2A2 6.50% 1/25/38	5,826,774	5,052,051
•MASTR ARM Trust
Series 2003-6 1A2 2.575% 12/25/33	4,261	3,989

	Series 2005-6 7A1 5.374% 6/25/35		156,861	134,492
	Series 2006-2 4A1 4.968% 2/25/36		44,695	42,107
	MASTR Alternative Loans Trust
	Series 2004-3 8A1 7.00% 4/25/34		6,501	6,165
	Series 2004-5 6A1 7.00% 6/25/34		106,064	104,019
	MASTR Asset Securitization Trust
	Series 2003-9 2A7 5.50% 10/25/33		282,233	288,294
	Series 2004-4 2A1 5.00% 4/25/34		152,131	152,019
	#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		115,801	116,736
	•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		134,234	132,716
	•Merrill Lynch Mortgage Investors Series 2005-A5 A2 2.752% 6/25/35		460,000	431,479
	•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36		5,016,932	4,517,807
	Residential Accredit Loans Series 2004-QS2 CB 5.75% 2/25/34		88,569	88,554
	Residential Funding Mortgage Securities I Series 2004-S9 2A1 4.75% 12/25/19		959,693	966,867
	•Sequoia Mortgage Trust Series 2007-1 4A1 5.495% 9/20/46		2,180,192	1,885,681
	•Structured ARM Loan Trust
	Series 2005-22 1A4 2.60% 12/25/35		2,120,000	831,034
	Series 2006-1 7A4 5.62% 2/25/36		1,305,000	765,328
	Series 2006-5 5A4 5.435% 6/25/36		15,128	2,166
	Structured Asset Securities
	•Series 2002-22H 1A 6.942% 11/25/32		9,646	9,655
	Series 2005-6 4A1 5.00% 5/25/35		286,759	279,867
	‹Washington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2
	6.00% 3/25/35		89,287	60,016
	‹Washington Mutual Mortgage Pass Through Certificates
	Series 2004-CB3 1A 6.00% 10/25/34		152,038	155,088
	•Series 2005-AR16 1A3 2.593% 12/25/35		1,225,000	984,259
	•Series 2007-HY1 3A3 5.724% 2/25/37		850,000	692,413
	•Series 2007-HY7 4A1 5.723% 7/25/37		2,150,519	1,810,537
	Wells Fargo Mortgage Backed Securities Trust
	Series 2005-18 1A1 5.50% 1/25/36		60,975	58,640
	•Series 2005-AR13 A1 5.281% 5/25/35		1,370,797	1,357,033
	Series 2006-2 3A1 5.75% 3/25/36		410,306	406,203
	Series 2006-3 A1 5.50% 3/25/36		476,664	474,208
	Series 2006-3 A11 5.50% 3/25/36		308,000	298,619
	Series 2006-4 1A8 5.75% 4/25/36		21,373	21,148
	Series 2006-6 1A3 5.75% 5/25/36		593,182	576,291
	•Series 2006-AR5 2A1 5.471% 4/25/36		170,504	141,666
	•Series 2006-AR11 A6 5.251% 8/25/36		2,330,000	2,043,178
	•Series 2006-AR17 A1 5.017% 10/25/36		1,645,263	1,338,859
	•Series 2006-AR19 A1 5.488% 12/25/36		690,342	644,747
	Series 2007-10 1A36 6.00% 7/25/37		2,422,210	2,190,902
	Series 2007-13 A7 6.00% 9/25/37		392,399	368,079
	Series 2007-13 A9 6.00% 9/25/37		612,254	217,981
	Total Non-Agency Collateralized Mortgage Obligations (cost $67,712,758)			64,483,971
	Regional Bonds – 1.56%”
	Australia – 0.63%
	New South Wales Treasury 6.00% 5/1/20	AUD	4,683,000	4,753,341
	New South Wales Treasury Inflation-Linked 2.75% 11/20/25	AUD	717,000	742,493
	Queensland Treasury 6.00% 6/14/21	AUD	379,000	388,797
				5,884,631
	Canada – 0.93%
	British Colombia Province 2.85% 6/15/15	USD	600,000	618,325
	*Nova Scotia Province 2.375% 7/21/15		2,135,000	2,139,475
	Ontario Province
	4.40% 6/2/19	CAD	2,650,000	2,804,010
*	4.40% 4/14/20	USD	750,000	785,579
	Quebec Province
	3.50% 7/29/20		1,618,000	1,569,473
	4.60% 5/26/15		645,000	708,713
				8,625,575
	Total Regional Bonds (cost $13,759,572)			14,510,206

«Senior Secured Loans – 3.13%
Advantage Sales & Marketing 5.25% 11/29/17	150,000	150,657
Affinion Group Tranche B 5.00% 10/7/16	198,451	198,327
AIG
Tranche 1 6.75% 3/17/15	80,769	82,205
Tranche 2 7.00% 3/17/16	59,231	60,438
Alliance HealthCare Services 5.50% 6/1/16	253,756	254,285
Allied Security Holdings 7.75% 2/23/15	167,772	169,398
Anchor Glass 6.00% 2/3/16	335,052	336,439
Armstrong World Industries Tranche B 5.00% 5/23/17	190,000	191,722
Aspect Software Tranche B 6.25% 5/7/16	138,950	139,992
ATI Holdings 7.50% 3/12/16	203,040	203,040
Autotrader Tranche B 4.75% 11/16/16	100,000	100,740
AZ Chem US 6.75% 11/19/16	175,000	177,447
BNY ConvergEx Group
5.25% 11/29/16	230,000	231,630
8.75% 11/29/17	230,000	236,038
Bresnan Broadband Holdings 4.50% 12/6/17	430,000	432,883
Brickman Group Holdings Tranche B 7.25% 10/14/16	175,000	177,450
Butler Schein Animal Health Tranche B 5.50% 12/31/15	102,866	103,295
BWAY Holding Tranche B 5.522% 6/16/17	177,394	178,753
Cengage Learning Acquisition
3.03% 7/3/14	195,000	184,306
7.50% 7/7/14	246,325	248,378
Charter Communications Operating Tranche B 8.50% 3/6/14	346,546	360,678
Chester Downs & Marina 12.375% 12/31/16	420,244	427,422
CIT Group Tranche 3-DD 6.25% 8/11/15	2,000,000	2,045,191
Citadel Broadcasting Tranche B 4.25% 11/29/16	195,000	196,158
Clear Channel Communication Tranche B 3.65% 1/29/16	295,000	257,240
CommScope 9.25% 10/26/11	275,000	275,000
Community Health System
3.50% 1/25/17	468,286	467,328
Tranche B 2.502% 7/25/14	57,794	56,468
Tranche DD 2.502% 7/25/14	2,971	2,903
Darling International Tranche B 5.00% 11/9/16	235,000	237,350
DaVita Tranche B 4.50% 10/20/16	500,000	505,353
Del Monte Foods 8.75% 11/28/11	250,000	250,000
Delta Air Lines 8.75% 9/16/13	325,499	328,958
DineEquity Tranche B 6.00% 10/7/17	267,267	271,734
Dunkin Brands Tranche B 5.75% 11/19/17	145,000	146,954
Energy Future Holdings Tranche B2 6.579% 10/10/14	958,771	743,599
Fifth Third Processing
8.25% 11/3/17	70,000	71,517
Tranche B 5.50% 11/3/16	205,000	207,050
First Data Tranche B2 3.078% 9/24/14	290,000	268,673
Ford Motor Tranche B 5.80% 12/15/13	1,356,467	1,356,107
Genon Energy Tranche B 6.00% 6/20/17	149,625	151,174
Getty Images 5.25% 11/4/16	165,000	166,629
Goodman Global Tranche B 5.75% 10/28/16	174,563	175,791
Graham Packaging
Tranche C 6.75% 4/5/14	484,949	491,567
Tranche D 6.00% 9/23/16	144,638	146,740
Gray Television Tranche B 4.25% 12/31/14	462,896	453,175
Grifols Tranche B 6.00% 6/4/16	465,000	470,947
Harrahs Operating Tranche B1 3.00% 1/28/15	405,000	366,703
HCA
Tranche B 5.051% 11/18/13	1,000,000	992,320
Tranche B2 3.25% 3/31/17	550,000	550,745
HGI Holdings 6.75% 7/27/17	332,168	334,969
ICL Industrial Containers Tranche C 5.56% 6/16/17	16,673	16,800
infoGROUP Tranche B 6.25% 3/30/16	224,438	226,775
Intelsat Jackson 5.25% 4/3/18	590,000	597,065

Inventiv Health 6.50% 8/4/16		154,312	155,807
Johnsondiversey Tranche B 5.50% 11/24/15		240,259	242,136
Knology Tranche B 5.50% 10/15/16		295,000	297,102
Level 3 Financing Tranche B 9.62% 3/13/14		174,000	188,519
Live Nation Entertainment Tranche B 4.50% 11/6/16		277,900	278,361
MedAssets Tranche B 5.25% 11/15/16		145,000	145,997
Mediacom Broadband Tranche D 5.50% 3/31/17		315,101	315,099
MGM Mirage Tranche E 5.00% 2/21/14		138,314	131,520
Multiplan Tranche B 6.50% 8/26/17		553,938	560,053
NBTY Tranche B 6.25% 10/1/17		185,000	187,960
New Development Holdings 7.00% 7/1/17		482,521	491,482
Novelis Tranche B 5.25% 11/29/16		210,000	213,019
NRG Energy Credit Linked Deposit 3.662% 2/1/13		2,000,000	1,989,380
Nuveen Investments
2nd Lien 12.50% 7/9/15		143,000	155,214
Tranche B 6.70% 11/13/14		195,000	186,753
Phillip-Van Heusen Tranche B 4.75% 5/6/16		60,208	61,107
Pinafore Tranche B 6.25% 9/21/16		108,528	110,190
Pinnacle Foods Finance Tranche D 6.00% 4/2/14		95,732	97,048
PQ 6.79% 7/30/15		692,000	667,998
Prime Healthcare Services Tranche B 7.25% 4/28/15		401,963	391,913
Radnet Management Tranche B 5.751% 4/2/16		218,090	217,204
Remy International Tranche B 6.25% 12/16/16		90,000	90,675
Rental Services 2nd Lien 6.291% 10/7/13		195,000	191,466
Reynolds & Reynolds 5.25% 4/21/17		173,036	174,496
Reynolds Group Holdings Tranche D 6.50% 5/5/16		255,000	258,411
Rockwood Specialties Group Tranche H 6.00% 5/15/14		238,706	240,765
Roundy's Supermarkets 10.50% 4/16/16		96,000	97,620
Sinclair Television Group Tranche B 5.50% 10/29/15		490,909	498,121
Smurfit-Stone Container Enterprises 6.75% 6/30/16		233,825	238,125
STP Products Manufacturing Tranche B 6.00% 11/5/16		205,000	205,770
SunGard Data Systems 7.75% 2/28/14		311,049	313,899
Syniverse 5.00% 10/28/17		70,000	70,897
Telepacific 9.50% 8/17/15		485,333	490,756
Toys R Us Delaware Tranche B 6.00% 9/1/16		329,175	332,763
Transdigm Group Tranche B 5.00% 12/26/16		210,000	212,350
United Components 6.25% 3/23/17		89,775	90,897
Universal Health Services Tranche B 5.50% 11/15/16		185,000	187,920
Univision Communications 4.25% 3/29/17		504,627	480,894
Visant 7.50% 12/22/16		324,188	328,564
Total Senior Secured Loans (cost $28,440,028)			29,062,757
Sovereign Bonds – 7.79%”
Australia – 0.96%
Australia Government Bond
4.50% 4/15/20	AUD	6,174,000	5,848,391
6.00% 2/15/17	AUD	2,110,000	2,220,601
Australian Inflation-Linked Bond 3.00% 9/20/25	AUD	717,000	782,644
			8,851,636
Brazil – 1.83%
#Banco Nacional de Desenvolvimento Economico e Social 144A
6.369% 6/16/18	USD	1,500,000	1,640,700
6.50% 6/10/19		2,500,000	2,756,250
Brazil Government International Bond
7.125% 1/20/37	USD	820,000	981,950
8.875% 10/14/19		820,000	1,086,500
10.25% 1/10/28	BRL	1,969,000	1,238,077
12.50% 1/5/22	BRL	660,000	474,255
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	15,800,000	8,821,480
			16,999,212
Canada – 0.46%
Canada Housing Trust No 1 2.45% 12/15/15	CAD	3,500,000	3,472,170
Canadian Government Bond 3.75% 6/1/19	CAD	772,000	815,968

				4,288,138
	Chile – 0.10%
	Chile Government International Bond 5.50% 8/5/20	CLP	434,000,000	948,294
				948,294
	Colombia – 0.15%
	Colombia Government International Bond
	7.75% 4/14/21	COP	1,514,000,000	940,336
	10.375% 1/28/33	USD	310,000	466,550
				1,406,886
	Croatia – 0.04%
	Croatia Government International Bond 6.625% 7/14/20		181,000	187,245
	#Croatia Government International Bond 144A 6.75% 11/5/19		187,000	196,030
				383,275
	France – 0.09%
	France Government Bond O.A.T. 3.75% 4/25/17	EUR	590,000	837,546
				837,546
	Germany – 0.30%
	Deutschland Republic
	4.00% 1/4/18	EUR	100,000	146,259
	4.25% 7/4/18	EUR	1,800,000	2,664,500
				2,810,759
	Indonesia – 0.35%
	Indonesia Treasury Bond
	10.50% 8/15/30	IDR	6,510,000,000	802,195
	11.00% 11/15/20	IDR	18,290,000,000	2,475,274
				3,277,469
	Italy – 0.07%
	Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	520,000	674,709
				674,709
	Mexico – 0.19%
	Mexican Bonos
	7.75% 12/14/17	MXN	12,102,000	1,044,729
	8.50% 12/13/18	MXN	4,107,000	368,195
	Mexico Government International Bond 5.95% 3/19/19	USD	332,000	371,840
				1,784,764
	Norway – 1.65%
	Eksportfinans
	3.00% 11/17/14		1,000,000	1,032,865
	5.50% 5/25/16		2,340,000	2,636,951
	Norway Government Bond
	4.25% 5/19/17	NOK	11,550,000	2,087,018
	4.50% 5/22/19	NOK	26,386,000	4,841,569
	5.00% 5/15/15	NOK	25,050,000	4,659,051
				15,257,454
	Panama – 0.13%
	Panama Government International Bond
	6.70% 1/26/36	USD	302,000	338,240
	7.125% 1/29/26		340,000	410,550
	7.25% 3/15/15		355,000	411,800
				1,160,590
	Peru – 0.13%
	Peruvian Government International Bond 7.125% 3/30/19		972,000	1,166,400
				1,166,400
	Philippines – 0.26%
	Philippine Government International Bond
	4.95% 1/15/21	PHP	43,000,000	1,041,372
	6.375% 10/23/34	USD	400,000	426,000
*	6.50% 1/20/20		400,000	464,000
	9.375% 1/18/17		333,000	437,895
				2,369,267
	Poland – 0.14%
	Poland Government Bond

5.00% 10/24/13	PLN	540,000	182,688
5.50% 10/25/19	PLN	995,000	326,569
Poland Government International Bond 6.375% 7/15/19	USD	715,000	804,526
			1,313,783
Qatar – 0.31%
Qatar Government International Bond 4.00% 1/20/15		2,800,000	2,912,000
			2,912,000
Republic of Korea – 0.20%
Government of South Korea 4.25% 12/7/21	EUR	220,000	284,382
@Inflation Linked Korea Treasury Bond 2.75% 6/10/20	KRW	677,040,045	674,490
#Korea Expressway 144A 4.50% 3/23/15	USD	825,000	849,825
			1,808,697
Sweden – 0.17%
Svensk Exportkredit 1.75% 10/20/15		1,025,000	989,753
Sweden Government 5.00% 12/1/20	SEK	3,640,000	619,908
			1,609,661
Turkey – 0.11%
Turkey Government Bond 4.00% 4/29/15	TRY	1,394,120	1,001,806
			1,001,806
United Kingdom – 0.10%
United Kingdom Gilt 4.50% 3/7/19	GBP	515,000	878,045
			878,045
Uruguay – 0.05%
Uruguay Government International Bond 8.00% 11/18/22	USD	404,000	501,970
			501,970
Total Sovereign Bonds (cost $70,727,198)			72,242,361
Supranational Banks – 0.63%
European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	15,000,000	478,620
European Investment Bank 9.00% 12/21/18	ZAR	8,200,000	1,294,892
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	3,970,000	684,417
3.625% 6/22/20	NOK	4,020,000	674,379
5.375% 12/15/14	NZD	2,738,000	2,183,561
6.00% 2/15/17	AUD	530,000	539,688
Total Supranational Banks (cost $5,154,178)			5,855,557

U.	S. Treasury Obligations – 10.24%

U.	S. Treasury Bills

	0.03% 1/13/11	USD	15,447,158	15,447,066
	0.03% 1/20/11		400,000	399,994
	0.17% 5/26/11		300,000	299,833
	0.17% 6/9/11		2,900,000	2,898,040
	0.17% 6/16/11		200,000	199,852
	0.18% 6/2/11		24,900,000	24,884,961
	‡U.S. Treasury Bond 3.875% 8/15/40		1,065,000	981,131
	U.S. Treasury Inflation Index Notes
	2.375% 4/15/11		771,323	778,674
	3.375% 1/15/12		615,865	644,205
	U.S. Treasury Notes
*	1.375% 11/30/15		1,170,000	1,137,185
	2.125% 5/31/15		4,900,000	4,978,870
	2.125% 12/31/15		1,260,000	1,266,891
*	2.25% 11/30/17		570,000	554,369
*	2.625% 11/15/20		2,555,000	2,410,484
	2.75% 2/15/19		6,300,000	6,219,776
	3.125% 5/15/19		12,500,000	12,633,788
	3.625% 8/15/19		16,300,000	17,030,957
	3.625% 2/15/20		2,100,000	2,179,735
	Total U.S. Treasury Obligations (cost $94,935,749)			94,945,811
			Number of
			Shares
	Common Stock – 0.00%

=†Century Communications		1,975,000	0
†Delta Air Lines		23	333
†Genon Energy		343	1,307
=À†PT Holdings		295	3
Total Common Stock (cost $253,235)			1,643
Convertible Preferred Stock – 0.03%
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49		240	233,460
Total Convertible Preferred Stock (cost $222,397)			233,460
Preferred Stock – 0.10%
•PNC Funding 8.25%		875,000	941,754
=†Port Townsend		59	0
Total Preferred Stock (cost $875,631)			941,754
Warrant – 0.00%
=†Port Townsend		59	1
Total Warrant (cost $1,416)			1
		Principal
		Amount{
‚Discount Notes – 5.62%
Federal Home Loan Bank
0.001% 1/3/11	USD	13,240,421	13,240,421
0.001% 1/5/11		6,403,320	6,403,307
0.001% 1/11/11		520,569	520,565
0.030% 1/26/11		13,240,421	13,240,077
0.098% 1/7/11		18,772,151	18,772,075
Total Discount Notes (cost $52,176,243)			52,176,445
Total Value of Securities Before Securities Lending Collateral – 110.52%
(cost $1,006,294,045)			1,025,297,939
		Number of
		Shares
Securities Lending Collateral** – 5.31%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		661,278	636,348
Delaware Investments Collateral Fund No.1		48,637,495	48,637,495
@†Mellon GSL Reinvestment Trust II		1,198,247	0
Total Securities Lending Collateral (cost $50,497,020)			49,273,843
Total Value of Securities – 115.83%
(cost $1,056,791,065)			1,074,571,782	Ž
Obligation to Return Securities Lending Collateral** – (5.44%)			(50,497,020)
Liabilities Net of Receivables and Other Assets (See Notes) – (10.39%)a			(96,360,035)
Net Assets Applicable to 98,438,883 Shares Outstanding – 100.00%			$927,714,727
{Principal amount shown is stated in the currency in which each security is denominated.
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
CNY – Chinese Renminbi
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
INR – Indian Rupee
JPY – Japanese Yen

KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SGD – Singapore Dollar
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.

‹Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Fully or partially on loan.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $118,621,196, which represented 12.79% of the Fund’s net assets. See Note 5 in "Notes."

¦Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2010.

@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $28,266,581, which represented 3.05% of the Fund’s net assets. See Note 5 in “Notes.”

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $39,348, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."

‡Non income producing security. Security is currently in default.

”Securities have been classified by country of origin.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.

‡Fully or partially pledged as collateral for futures contracts.

ÀRestricted security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2010, the aggregate amount of the restricted security was $226,203 or 0.02% of the Fund’s net assets. See Note 5 in “Notes.”

‚The rate shown is the effective yield at the time of purchase.

**See Note 4 in "Notes."

†Non income producing security.

ŽIncludes $49,780,656 of securities loaned.

§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. aOf this amount, $134,890,172 represents payable for securities purchased and $33,674,616 represents receivables for securities sold and investment interest as of December 31, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
FDIC – Federal Deposit Insurance Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
IG – Investment Grade
JPMC – JPMorgan Chase Bank
JPMS – JPMorgan Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital

NATL-RE – Insured by the National Public Finance Guarantee Corporation NCUA – National Credit Union Administration PIK – Pay-in-kind REIT – Real Estate Investment Trust REMIC – Real Estate Mortgage Investment Conduit S.F. – Single Family TBA – To be announced yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts
		Contracts to	In Exchange		Settlement	Unrealized Appreciation
Counterparty	Receive (Deliver)			For	Date	(Depreciation)
BCLY	CAD	(4,095,334)	USD	4,006,509	1/7/11	$(99,360)
BCLY	EUR	(748,425)	USD	974,000	1/7/11	(26,595)
BCLY	GBP	(943,061)	USD	1,467,592	1/7/11	(3,551)
BOA	CAD	(2,108,303)	USD	2,061,436	1/7/11	(52,291)
BOA	CLP	109,439,100	USD	(224,398)	1/7/11	9,551
BOA	EUR	(631,234)	USD	826,445	1/7/11	(17,472)
BOA	MXN	2,476,787	USD	(197,036)	1/7/11	3,576
BOA	NOK	(28,445,665)	USD	4,577,305	1/7/11	(303,092)
CITI	AUD	2,230,000	USD	(2,140,668)	1/28/11	129,606
CITI	EUR	(6,413,000)	USD	8,728,773	1/6/11	154,991
CITI	EUR	(4,280,000)	USD	5,922,056	1/25/11	200,139
CITI	INR	97,631,900	USD	(2,159,998)	3/9/11	(3,594)
CITI	JPY	77,620,704	USD	(921,675)	1/7/11	34,146
CITI	MYR	1,814,200	USD	(579,355)	2/7/11	7,436
CITI	NOK	52,986,000	USD	(8,966,757)	7/2/11	41,502
CITI	PLN	678,508	USD	(217,627)	1/7/11	11,108
CITI	SGD	171,484	USD	(130,000)	3/9/11	3,640
CMB	BRL	1,067,582	USD	(611,445)	1/7/11	30,836
CMB	CLP	385,515,000	USD	(789,990)	1/7/11	34,130
CMB	EUR	(1,071,867)	USD	1,403,074	1/7/11	(29,942)
CMB	MYR	8,894,719	USD	(2,801,486)	1/7/11	81,626
CMB	NZD	(1,744,260)	USD	1,293,369	1/7/11	(64,621)
CMB	TRY	587,301	USD	(387,274)	1/7/11	(6,697)
GSC	CAD	785,938	USD	(769,170)	1/7/11	18,790
GSC	NOK	(17,322,729)	USD	2,790,568	1/7/11	(181,477)
HKSB	CAD	1,796,883	USD	(1,757,085)	1/7/11	44,421
HKSB	EUR	(1,404,792)	USD	1,842,694	1/7/11	(35,420)
HKSB	NOK	(9,562,449)	USD	1,539,723	1/7/11	(100,898)
HKSB	TRY	423,706	USD	(280,136)	1/7/11	(5,570)
JPMS	BRL	(3,498,075)	USD	2,009,464	2/2/11	(82,874)
JPMS	CAD	(3,615,000)	USD	3,584,816	2/17/11	(36,467)
JPMS	EUR	(12,930,000)	USD	17,483,621	1/25/11	197,547
JPMS	IDR	(18,916,900,000)	USD	2,085,656	1/19/11	(7,562)
JPMS	IDR	18,916,900,000	USD	(2,070,815)	4/15/11	(5,652)

JPMS	IDR	893,187,000	USD	(97,308)	7/27/11	(1,560)
JPMS	INR	4,185,000	USD	(90,000)	3/9/11	2,434
JPMS	JPY	(568,938,000)	USD	6,772,864	1/14/11	(233,604)
JPMS	MYR	5,217,000	USD	(1,680,897)	2/7/11	6,506
JPMS	NOK	1,900,000	USD	(316,107)	2/7/11	9,373
JPMS	SGD	5,673,066	USD	(4,354,518)	6/9/11	66,399
MNB	CAD	(2,350)	USD	2,300	1/3/11	(56)
MNB	GBP	(5,180)	USD	7,775	1/3/11	(306)
MSC	AUD	1,198,619	USD	(1,188,426)	1/7/11	35,334
MSC	BRL	(11,817,350)	USD	6,929,371	3/2/11	(97,655)
MSC	CAD	(729,808)	USD	712,019	1/7/11	(19,667)
MSC	CNY	55,270,000	USD	(8,600,000)	9/8/11	(181,807)
MSC	CNY	49,500	USD	(7,437)	9/14/11	103
MSC	EUR	(751,128)	USD	981,239	1/7/11	(22,969)
MSC	IDR	18,916,900,000	USD	(2,070,000)	1/19/11	23,218
MSC	KRW	77,548,000	USD	(65,956)	1/7/11	3,176
MSC	MXN	2,142,936	USD	(170,097)	1/7/11	3,474
MSC	MYR	(3,969,498)	USD	1,246,155	1/7/11	(40,508)
MSC	NOK	6,209,468	USD	(997,189)	1/7/11	68,164
MSC	TRY	588,666	USD	(387,994)	1/7/11	(6,532)
						$(446,573)
Futures Contracts
							Unrealized
	Contracts to		Notional		Notional		Appreciation
	Buy (Sell)	Cost (Proceeds)			Value	Expiration Date	(Depreciation)
5	Canadian 10 yr Bond		$599,747		$614,459	3/22/11	$14,712
11	Euro-Bund		1,840,495		1,842,865	3/8/11	2,370
7	Long Gilt		1,309,212		1,304,872	3/29/11	(4,340)
(120)	U.S. Treasury 5 yr Notes		(14,217,097)		(14,126,250)	3/31/11	90,847
(130)	U.S. Treasury 10 yr Notes		(15,745,265)		(15,656,875)	3/22/11	88,390
(3)	U.S. Long Bond		(378,079)		(366,375)	3/22/11	11,704
			$(26,590,988)				$203,683

Swap Contracts
CDS Contracts
					Unrealized
	Swap &	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Sub Financials
BCLY	14.1 5 yr CDS	$5,495,000	1.00%	12/20/15	$507,310
BCLY	Kingdom of Spain 5 yr CDS	1,462,000	1.00%	3/20/15	46,499
BOA	Kingdom of Spain 5 yr CDS	1,951,000	1.00%	12/20/15	3,207
	ITRAXX Europe Sub Financials
JPMS	14.1 5 yr CDS	405,000	1.00%	12/20/15	17,343
JPMS	14.1 5 yr CDS	5,200,000	1.00%	12/20/15	483,303
	Penney (J.C.)
JPMS	5 yr CDS	355,000	1.00%	3/20/15	5,180
JPMS	5 yr CDS	360,000	1.00%	3/20/15	4,831
JPMS	Portuguese Republic 5 yr CDS	1,648,000	1.00%	6/20/15	36,211

JPMS	Viacom 5 yr CDS	1,225,000	1.00%	9/20/15	(19,242)
MSC	CDX IG.14 5 yr CDS	1,200,000	1.00%	6/20/15	(5,862)
		$19,301,000			$1,078,780
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$350,000	5.00%	9/20/14	$23,340
JPMS	Comcast 5 yr CDS / Baa	1,225,000	1.00%	9/20/15	24,305
		$1,575,000			$47,645
Total					$1,126,425

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust)-Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

,Cost of investments	$1,057,922,913
Aggregate unrealized appreciation	$38,539,546
Aggregate unrealized depreciation	(21,620,057)
Net unrealized appreciation	$16,919,489

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $16,132,020 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts) Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing) Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset- & Mortgage-Backed Securities	$-	$378,049,455	$7,153,279	$385,202,734
Common Stock	1,640	-	3	1,643
Corporate Debt	-	391,110,326	1,195,277	392,305,603
Foreign Debt	-	80,314,474	12,293,650	92,608,124
Municipal Bonds	-	7,115,824	-	7,115,824
Securities Lending Collateral	-	49,273,843	-	49,273,843
Short-Term Investments	-	96,306,191	-	96,306,191
U.S. Treasury Obligations	-	50,816,065	-	50,816,065
Other	-	941,754	1	941,755
Total	$1,640	$1,053,927,932	$20,642,210	$1,074,571,782
Foreign Currency Exchange Contracts	$-	$(446,573)	$-	$(446,573)
Futures Contracts	203,683	-	-	203,683
Swap Contracts	-	1,126,425	-	1,126,425

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- and
	Mortgage-				Securities
	Backed	Common	Corporate	Foreign	Lending
	Securities	Stock	Debt	Debt	Collateral	Other	Total
Balance as of 3/31/10	$6,420,927	$3	$1,643,101	$1,556,712	$53,640	$1	$9,674,384
Purchases	3,008,872	-	1,166,463	11,658,333	-	-	15,833,668
Sales	(2,971,454)	-	(1,264,521)	(1,502,818)	(63,865)	-	(5,715,476)
Net realized gain (loss)	(200,867)	-	46,426	6,832	-	-	(147,609)
Transfers out of Level 3	-	-	(320,000)	-	-	-	(320,000)
Net change in unrealized
appreciation/depreciation	895,801	-	(76,192)	574,591	10,225	-	1,404,425
Balance as of 12/31/10	$7,153,279	$3	$1,195,277	$12,293,650	$-	$1	$20,642,210
Net change in unrealized
appreciation/depreciation from
investments still held
as of 12/31/10	$531,020	$-	$(33,243)	$635,317	$(50,926)	$-	$1,082,168

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending December 31, 2011 and interim periods therein.

Utilizing international fair value pricing for a security could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the year ended December 31, 2010, the Fund made transfers out of Level 3 investments into Level 2 investments in the amount of $320,000. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the year ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2010, the aggregate unrealized appreciation of credit default swaps was $1,126,425. The Fund had posted $470,000 as collateral, net of collateral received, for certain open derivatives. If a credit event has occurred as of December 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $17,726,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at December 31, 2010, the notional value of the protection sold was $1,575,000, which reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2010, the net unrealized appreciation of the protection sold was $47,645.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2010 were as follows:
	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
	Liabilities net of		Liabilities net of
Foreign currency exchange contracts	receivables and		receivables and
(Forward currency exchange contracts)	other assets	$624,306	other assets	$(1,070,879)
	Liabilities net of		Liabilities net of
Interest rate contracts (Futures	receivables and		receivables and
contracts)	other assets	203,683	other assets	-
	Liabilities net of		Liabilities net of
	receivables and		receivables and
Credit contracts (Swaps contracts)	other assets	1,132,287	other assets	(5,862)
Total		$1,960,276		$(1,076,741)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2010 was as follows:

		Realized Gain
		or Loss on	Change in Unrealized
	Location of Gain or	Derivatives	Appreciation or Depreciation on
	Loss on Derivatives	Recognized in	Derivatives Recognized in
	Recognized in Income	Income	Income
	Net realized loss on
	foreign currencies and net
	change in unrealized
	appreciation/depreciation
Foreign currency exchange contracts	of investments and foreign
(Forward currency exchange contracts)	currencies	$(5,138,047)	$(752,347)
	Net realized gain on
	futures contracts and net
	change in unrealized
	appreciation/depreciation
Interest rate contracts (Futures	of investments and foreign
contracts)	currencies	1,194,176	202,544
	Net realized loss on swap
	contracts and net change
	in unrealized
	appreciation/depreciation
	of investments and foreign
Credit contracts (Swaps contracts)	currencies	(2,177,898)	1,507,631
Total		$(6,121,769)	$957,828

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a Series of Delaware Management Business Trust that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $49,780,656, for which the Fund received collateral, comprised of non-cash collateral valued at $1,106,761, and cash collateral of $50,497,020. At December 31, 2010, the value of invested collateral was $49,273,843. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum International Fund

December 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.97%Δ
Australia – 4.63%
Amcor	203,713	$1,405,244
Australia & New Zealand Banking Group	49,400	1,178,808
Foster's Group	157,217	912,593
†Lynas	248,900	523,988
OZ Minerals	532,100	935,300
*Qantas Airways	361,300	937,845
QBE Insurance Group	98,779	1,832,190
Telstra	747,150	2,130,304
Wesfarmers	47,998	1,569,649
		11,425,921
Austria – 0.57%
Erste Group Bank	10,100	474,502
Voestalpine	19,500	929,414
		1,403,916
Belgium – 0.49%
w†Ageas Strip VVPR	48,482	65
Anheuser-Busch InBev	21,300	1,218,817
		1,218,882
Brazil – 1.66%
Banco Santander Brasil ADR	22,200	301,920
BM&FBovespa	112,100	886,911
*Cemig ADR	39,555	656,217
†HRT Participacoes eM Petroleo	800	766,473
†Hypermarcas	50,500	685,586
PDG Realty Empreendimentos e Participacoes	79,200	484,874
Tractebel Energia	18,700	309,310
		4,091,291
■Canada – 5.60%
Agrium	12,600	1,156,050
Barrick Gold	14,800	788,304
*†Baytex Energy Trust	15,300	715,064
Canadian National Railway	11,500	765,091
Canadian Natural Resources	25,800	1,147,328
Goldcorp	24,200	1,113,302
Magna International Class A	15,500	806,000
*Manulife Financial	48,800	839,186
Niko Resources	6,100	631,102
Pacific Rubiales Energy	42,600	1,441,642
*Royal Bank of Canada	13,300	697,740
Sun Life Financial	25,900	781,960
Teck Cominco Class B	8,500	525,555
*Toronto-Dominion Bank	8,900	662,614
*TransCanada	34,200	1,302,775
Viterra	48,700	453,160
		13,826,873
China – 4.94%
†AIA Group	229,000	643,763
Cheung Kong Holdings	78,000	1,203,242
China Construction Bank Class H	763,200	684,401
*China Merchants Bank Class H	292,800	739,110

China Merchants Holdings International	200,900	793,519
China Mobile	57,400	570,123
China Resources Enterprise	124,500	510,174
*†CNOOC ADR	3,200	762,784
*†E-Commerce China Dangdang ADR	4,500	121,815
Hang Seng Bank	23,200	381,468
Hong Kong Electric Holdings	64,500	406,626
Hong Kong Exchanges & Clearing	20,500	464,992
*†iSoftStone Holdings ADR	12,400	225,308
Jardine Matheson Holdings	24,000	1,056,000
†Lentuo International ADR	20.400	142,800
*†Melco Cown Entertainment ADR	90,800	577,488
New World Development	325,700	611,801
*REXLot Holdings	3,297,500	347,887
*Sinopharm Group	34,800	121,335
Tencent Holdings	34,900	758,393
Want Want China Holdings	680,800	596,494
Wing Hang Bank	35,200	486,845
		12,206,368
Colombia – 0.22%
Petrominerales	16,600	551,946
		551,946
Denmark – 0.68%
Carlsberg Class B	6,900	691,200
†Pandora	10,100	608,685
*Tryg	8,200	378,724
		1,678,609
France – 6.92%
*BNP Paribas	11,600	738,365
*Cap Gemini	12,900	602,426
*Carrefour	51,519	2,124,896
Compagnie de Saint-Gobain	27,652	1,423,320
France Telecom	107,552	2,242,431
*GDF Suez	24,900	893,838
w†GDF Suez Strip VVDR	8,820	12
*Sanofi-Aventis	38,902	2,488,680
*Societe Generale	23,754	1,277,303
Technip	6,800	628,206
*Total	49,022	2,598,659
Unibail-Rodamco	3,100	613,393
*Vinci	26,560	1,444,522
		17,076,051
Germany – 6.70%
BASF	11,200	898,580
Bayer	12,000	883,189
Bayerische Motoren Werke	10,800	847,717
Deutsche Boerse	4,000	277,925
Deutsche Post	68,900	1,164,344
Deutsche Telekom	216,893	2,790,431
Fresenius Medical Care	20,600	1,200,382
Gerry Weber International	13,904	685,375
K+S	14,200	1,074,723
†Kabel Deutschland Holding	18,800	877,074
Merck	8,800	708,969
Metro	10,900	785,471
RWE	30,533	2,041,463
SAP ADR	18,300	926,163
Siemens	7,500	934,227
Software	3,000	436,461
		16,532,494
Gilbraltar – 0.16%
*†PartyGaming	122,400	393,930

		393,930
India – 1.01%
Housing Development Finance	48,900	796,563
ICICI Bank	46,900	1,201,123
Infosys Technologies	6,600	508,183
		2,505,869
Indonesia – 0.82%
Adaro Energy	4,366,100	1,235,688
Bank Mandiri	714,200	515,239
Indika Energy	523,400	274,480
		2,025,407
Ireland – 0.91%
Covidien	24,400	1,114,104
Experian	91,058	1,135,020
		2,249,124
Italy – 2.51%
ENI	101,770	2,223,262
*Fiat	29,800	614,748
Intesa Sanpaolo	898,938	2,439,726
Parmalat	195,500	535,816
UniCredit	180,549	373,664
		6,187,216
Japan – 17.60%
Astellas Pharma	66,100	2,518,987
*Bridgestone	47,600	919,589
*Canon	69,800	3,618,271
Chiba Bank	128,200	833,462
DA Office Investment	40	142,190
DeNA	17,300	620,299
Honda Motor	37,400	1,480,527
HOYA	28,600	694,443
IHI	369,100	822,596
ITOCHU	122,300	1,237,833
*Japan Prime Realty Investment	100	307,825
Japan Tobacco	420	1,554,023
JSR	52,000	970,018
Kamigumi	42,400	356,052
Kao	98,200	2,645,590
KDDI	362	2,090,476
Komatsu	37,200	1,125,413
Kubota	122,800	1,162,756
Marubeni	158,500	1,114,369
Matsui Securities	23,900	170,094
Mitsubishi UFJ Financial Group	145,600	787,027
*Nikon	23,500	476,568
Nomura Holdings	45,500	288,524
NSK	207,000	1,870,812
NTT Data	200	692,237
Panasonic	26,400	374,798
Sekisui House	53,000	535,775
Seven & I Holdings	104,500	2,792,157
SMC	5,300	907,751
Sumitomo Heavy Industries	208,200	1,338,181
Sumitomo Mitsui Financial Group	22,400	797,646
Takeda Pharmaceutical	54,600	2,685,797
Tokio Marine Holdings	78,700	2,351,843
Toyota Motor	43,900	1,740,541
*Zeon	171,200	1,433,430
		43,457,900
Luxemburg – 0.40%
*ArcelorMittal	26,100	995,193
		995,193

Malaysia – 0.97%
AMMB Holdings	358,200	816,652
CIMB Group Holdings	408,200	1,125,247
†Petronas Chemicals Group	256,700	459,538
		2,401,437
Mexico – 1.00%
Fomento Economico Mexicano ADR	14,800	827,616
Grupo Mexico Series B	275,000	1,132,955
Grupo Modelo Series C	80,900	503,154
		2,463,725
Netherlands – 3.08%
†Aegon	58,600	358,508
Corio	2,500	160,484
†ING Groep CVA	164,737	1,603,386
Koninklijke Ahold	97,857	1,292,076
Koninklijke DSM	11,200	637,960
Koninklijke KPN	40,800	595,659
Randstad Holding	15,500	818,548
Reed Elsevier	119,276	1,476,177
VimpelCom ADR	34,800	523,392
Wereldhave	1,500	146,516
		7,612,706
New Zealand – 0.19%
Telecom Corp. of New Zealand	282,341	477,278
		477,278
Norway – 0.46%
Yara International	19,600	1,135,330
		1,135,330
Philippines – 0.13%
†Cebu Air	126,100	327,638
		327,638
Poland – 0.19%
KGHM Polska Miedz	8,200	478,449
		478,449
Republic of Korea – 1.36%
†Kia Motors	16,500	744,615
†Korea Electric Power	33,700	907,684
*KT	700	28,874
KT ADR	37,200	773,760
Samsung Electronics	1,060	897,159
		3,352,092
Russia – 0.04%
=@†Mail.ru Group GDR	3,000	103,080
		103,080
Singapore – 1.71%
CapitaLand	125,900	363,989
Singapore Telecommunications	831,700	1,976,766
*Straits Asia Resources	314,300	609,863
United Overseas Bank	89,482	1,269,100
		4,219,718
South Africa – 0.55%
MTN Group	35,400	718,260
Naspers	11,000	644,143
		1,362,403
Spain – 3.24%
Banco Santander	147,133	1,559,513
*Iberdrola	322,504	2,486,998
Telefonica	174,718	3,962,841
		8,009,352
Sweden – 0.14%
Nordea Bank	32,100	349,458
		349,458

Switzerland – 6.44%
*Adecco	13,300	871,909
Credit Suisse Group	13,200	532,210
GAM Holding	12,200	201,745
Givaudan	700	755,967
*Julius Baer Group	21,600	1,012,608
Nestle	31,500	1,845,901
Novartis	71,155	4,184,917
Roche Holding	3,500	513,218
Swiss Reinsurance	11,400	613,743
Tyco Electronics	19,200	679,680
UBS	30,700	504,383
Xstrata	94,000	2,208,469
Zurich Financial Services	7,599	1,969,900
		15,894,650
Taiwan – 2.58%
*AU Optronics ADR	66,523	693,170
Catcher Technology	151,200	559,808
†China Airlines	1	1
†Chunghwa Telecom ADR	46,382	1,172,073
HON HAI Precision Industry	194,164	782,114
Mega Financial Holding	686,600	528,425
Siliconware Precision Industries ADR	88,700	527,765
Taiwan Semiconductor Manufacturing	586,269	1,426,983
Taiwan Semiconductor Manufacturing ADR	54,301	680,935
		6,371,274
Thailand – 1.01%
Bangkok Bank Public	86,100	419,791
Banpu Public	78,500	2,062,090
		2,481,881
United Kingdom – 16.33%
Aegis Group	269,700	591,147
Antofagasta	47,600	1,199,273
ARM Holdings	130,800	864,783
Barclays	170,800	699,981
†Barratt Developments	116,700	161,485
*Bellway	16,500	171,691
BG Group	82,934	1,678,721
BP	284,523	2,068,657
*†British Airways	266,700	1,135,858
Britvic	122,200	904,006
†Cairn Energy	76,500	502,557
Carnival	17,500	815,477
Compass Group	212,265	1,927,258
GKN	185,800	643,193
GlaxoSmithKline	201,597	3,901,390
HSBC Holdings	156,507	1,590,938
Imperial Tobacco Group	47,800	1,471,274
†Inchcape	123,820	686,703
Kazakhmys	61,000	1,539,738
National Grid	112,300	971,449
Next	14,800	457,850
Persimmon	23,800	154,680
†Royal Bank of Scotland Group	720,400	441,227
*Royal Dutch Shell Class A	175,675	5,808,204
†Taylor Wimpey	341,400	167,450
Tesco	239,519	1,590,677
Tullow Oil	43,400	857,160
Unilever	87,584	2,687,619
Vodafone Group	1,120,023	2,898,757
Vodafone Group ADR	29,500	779,685
WPP Group	76,900	950,745

		40,319,633
United States – 0.73%
Mosaic	15,500	1,183,580
†NII Holdings	13,600	607,376
		1,790,956
Total Common Stock (cost $218,008,817)		236,978,050
Preferred Stock – 1.08%
Brazil – 0.59%
Banco Bradesco	26,600	523,329
Gol Linhas Aereas Inteligentes	61,100	924,111
		1,447,440
Germany – 0.49%
Volkswagen	7,442	1,211,959
		1,211,959
Total Preferred Stock (cost $2,172,620)		2,659,399
Right – 0.00%
†Banco Bradesco	440	2,277
Total Right (Cost $0)		2,277
Warrant – 0.00%
Unione di Banche Italiane	20,000	86
Total Warrant (cost $0)		86
	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 2.08%
Discount Notes – 1.67%
Federal Home Loan Bank
0.025% 1/3/11	$861,853	861,853
0.001% 1/5/11	682,235	682,234
0.001% 1/11/11	33,885	33,885
0.030% 1/26/11	861,853	861,831
0.098% 1/7/11	1,694,996	1,694,989
		4,134,792
U.S. Treasury Obligations– 0.41%
U.S. Treasury Bill 0.025% 1/13/11	1,005,495	1,005,489
		1,005,489
Total Short-Term Investments (cost $5,140,258)		5,140,281
Total Value of Securities Before Securities Lending Collateral – 99.13%
(cost $225,321,695)		244,780,093
	Number of
	Shares
Securities Lending Collateral** – 9.87%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	321,893	309,758
Delaware Investments Collateral Fund No.1	24,061,433	24,061,433
†@Mellon GSL Reinvestment Trust II	620,609	0
Total Securities Lending Collateral (cost $25,003,935)		24,371,191
Total Value of Securities – 109.00%
(cost $250,325,630)		269,151,284	Ž
Obligation to Return Securities Lending Collateral** – (10.13%)		(25,003,935)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.13%		2,791,155
Net Assets Applicable to 22,604,564 Shares Outstanding – 100.00%		$246,938,504

ΔSecurities have been classified by country of origin.

*Fully or partially on loan.

wDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

†Non income producing security.

■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

=Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $103,080, which represented 0.04% of the Fund's net assets. See Note 1 in "Notes."

≠The rate shown is the effective yield at the time of purchase. **See Note 4 in “Notes.”

@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $103,080, which represented 0.04% of the Fund’s net assets See Note 5 in "Notes."

ŽIncludes $24,214,017 of securities loaned.

Summary of Abbreviations:

ADR – American Depositary Receipts AUD – Australian Dollar BRL– Brazilian Real CITI – Citigroup Global Markets DB – Deutsche Bank EUR– European Monetary Unit GBP– British Pound Sterling GDR – Global Depositary Receipts HKD – Hong Kong Dollar JPY – Japanese Yen MNB – Mellon National Bank MSC – Morgan Stanley Capital NOK – Norwegian Kroner PHP – Philippine Peso STRIP VVPR – Dividend Coupon USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CITI	EUR	(472,000)	USD	648,225	1/19/11	$16,134
CITI	GBP	470,000	USD	(730,290)	1/19/11	3,604
CITI	HKD	(142,000)	USD	18,265	1/4/11	(5)
CITI	HKD	142,000	USD	(18,265)	1/19/11	5
CITI	JPY	4,578,000	USD	(55,847)	1/4/11	524
CITI	JPY	6,553,000	USD	(80,169)	1/5/11	523
CITI	JPY	(6,553,000)	USD	80,170	1/6/11	(523)
DB	AUD	405,000	USD	(410,681)	1/4/11	2,983
DB	AUD	33,000	USD	(33,457)	1/5/11	244
MNB	BRL	(39,680)	USD	23,465	1/3/11	(429)
MNB	EUR	(347,050)	USD	461,698	1/3/11	(2,288)
MNB	PHP	(468,213)	USD	10,618	1/19/11	(111)
MSC	EUR	(35,000)	USD	45,953	1/19/11	(839)
MSC	GBP	(261,000)	USD	405,874	1/19/11	(1,862)
MSC	GBP	(429,100)	USD	663,366	1/19/11	(5,951)
MSC	JPY	(78,403,000)	USD	963,832	1/6/11	(1,611)
MSC	NOK	(2,023,000)	USD	346,516	1/5/11	(603)
						$9,795

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$253,222,490
Aggregate unrealized appreciation	34,712,409
Aggregate unrealized depreciation	(18,783,615)
Net unrealized appreciation	$15,928,794

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $58,963,241 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $2,202,347 expires in 2017 and $56,760,894 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts) Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing) Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$236,874,970	$-	$103,080	$236,978,050
Preferred Stock	$2,659,399	-	-	2,659,399
Securities Lending Collateral	-	24,371,191	-	24,371,191
Short-Term Investments	-	5,140,281	-	5,140,281
Other	2,363	-	-	2,363
Total	$239,536,732	$29,511,472	$103,080	$269,151,284
Foreign Currency Exchange Contracts	$-	$9,795	$-	$9,795

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Common	Lending
	Stock	Collateral	Other	Total
Balance as of 3/31/10	$-	$27,782	$55,030	$82,812
Net realized gain	1,266	33,078	-	34,344
Purchases	85,870	-	-	85,870
Sales	(4,036)	(66,155)	-	(70,191)
Transfers out of Level 3	-	-	(62,342)	(62,342)

Net change in unrealized
appreciation/depreciation	19,980	5,295	7,312	32,587
Balance as of 12/31/10	$103,080	$-	$-	$103,080
Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/10	$19,980	$(26,376)	$ -	$(6,396)

Utilizing international fair value pricing for a security could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the period ended December 31, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $62,342 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $24,214,017, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $24,371,191. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

December 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.73%—
Consumer Discretionary – 21.48%
†Amazon.com	138,725	$24,970,499
*†ArvinMeritor	46,700	958,284
*†AutoZone	4,000	1,090,360
BMW ADR	104,800	2,748,673
†CarMax	42,000	1,338,960
Carnival	52,550	2,423,081
Carnival (United Kingdom)	28,600	1,332,723
*†Chipotle Mexican Grill	3,400	723,044
Coach	46,900	2,594,039
Costco Wholesale	20,900	1,509,189
Daimler (Germany)	39,800	2,689,684
*†Discovery Communications Class A	19,500	813,150
Disney (Walt)	120,600	4,523,706
*†Dollar General	26,800	821,956
†eBay	123,700	3,442,571
Estee Lauder Class A	35,956	2,901,649
*Expedia	109,400	2,744,846
*Fastenal	31,300	1,875,183
†Focus Media Holding ADR	213,475	4,681,507
†Ford Motor	178,184	2,991,709
†General Motors	18,200	670,852
*†Hertz Global Holdings	239,700	3,473,253
*†IAC/InterActiveCorp	26,350	756,245
†Kohl's	54,700	2,972,398
*†Las Vegas Sands	61,100	2,807,545
†Lear	26,050	2,571,396
*†Liberty Media Interactive Class A	83,300	1,313,641
Lowe's	250,300	6,277,524
*Marriott International Class A	54,580	2,267,253
McDonald's	164,677	12,640,606
*†MGM MIRAGE	22,500	334,125
†NetFlix	1,000	175,700
NIKE Class B	131,155	11,203,260
*Nordstrom	77,863	3,299,834
†O'Reilly Automotive	20,000	1,208,400
*Phillips-Van Heusen	67,600	4,259,476
†priceline.com	19,496	7,789,627
Ross Stores	10,800	683,100
Starbucks	97,900	3,145,527
*Starwood Hotels & Resorts Worldwide	27,200	1,653,216
*Tiffany & Co	74,865	4,661,844
TJX	107,614	4,776,985
*†United Continental Holdings	82,700	1,969,914
†VistaPrint	20,550	945,300
*Wal-Mart Stores	55,950	3,017,384
Western Union	63,400	1,177,338
Wyndham Worldwide	115,900	3,472,364
*Wynn Resorts	38,105	3,956,823
Yum Brands	97,073	4,761,431
		165,417,174

Consumer Staples – 1.73%
Colgate-Palmolive	6,000	482,220
CVS Caremark	53,850	1,872,365
PepsiCo	109,100	7,127,502
Philip Morris International	42,150	2,467,040
Procter & Gamble	21,152	1,360,708
		13,309,835
Energy – 8.98%
Anadarko Petroleum	98,153	7,475,332
†Cameron International	31,200	1,582,776
Chevron	54,550	4,977,688
ConocoPhillips	80,800	5,502,480
Devon Energy	46,300	3,635,013
EOG Resources	71,234	6,511,500
*†FMC Technologies	16,800	1,493,688
Halliburton	106,752	4,358,684
Murphy Oil	17,100	1,274,805
†Nabors Industries	72,100	1,691,466
National Oilwell Varco	48,000	3,228,000
Nexen (Canada)	174,648	3,999,439
Occidental Petroleum	22,300	2,187,630
*Peabody Energy	119,450	7,642,411
Petroleo Brasiliero ADR	25,500	871,335
†Plains Exploration & Production	72,750	2,338,185
Schlumberger	65,400	5,460,900
Suncor Energy (Canada)	52,000	1,991,080
Williams	118,600	2,931,792
		69,154,204
Financial Services – 10.02%
American Express	57,600	2,472,192
BlackRock	34,300	6,536,894
BM&FBovespa (Brazil)	202,950	1,605,696
†Citigroup	1,323,066	6,258,102
CME Group	6,250	2,010,938
Discover Financial Services	44,600	826,438
Franklin Resources	24,600	2,735,766
Goldman Sachs Group	42,539	7,153,358
†IntercontinentalExchange	13,500	1,608,525
Invesco	75,300	1,811,718
JPMorgan Chase	136,200	5,777,604
Lazard Class A (Bermuda)	42,000	1,658,580
MasterCard Class A	21,750	4,874,393
MetLife	68,350	3,037,474
Northern Trust	22,000	1,219,020
PNC Financial Services Group	108,557	6,591,581
U.S. Bancorp	378,791	10,215,993
†Verisk Analytics Class A	36,100	1,230,288
Visa Class A	52,300	3,680,874
Wells Fargo	187,976	5,825,376
		77,130,810
Healthcare – 5.39%
Abbott Laboratories	27,950	1,339,085
Aetna	86,100	2,626,911
Allergan	44,100	3,028,347
*†Auxilium Pharmaceuticals	21,200	447,320
†Celgene	17,300	1,023,122
*†Cephalon	26,300	1,623,236
Covidien (Ireland)	83,850	3,828,591
†Edwards Lifesciences	12,300	994,332
†Express Scripts	63,600	3,437,580
*†Human Genome Sciences	108,000	2,580,120
*†Illumina	20,900	1,323,806

*†Insulet		62,400	967,200
McKesson		28,100	1,977,678
Mead Johnson Nutrition		34,877	2,171,093
†Medco Health Solutions		72,700	4,454,329
Pfizer		140,384	2,458,124
*Stryker		22,100	1,186,770
†Thermo Fisher Scientific		62,000	3,432,320
Universal Health Services Class B		59,350	2,576,977
			41,476,941
Materials & Processing – 10.36%
Agnico-Eagle Mines (Canada)		8,600	659,620
Air Products & Chemicals		11,100	1,009,545
*BHP Billiton ADR		116,041	9,341,301
BHP Billiton (Australia)		44,750	2,069,383
Celanese Class A		43,200	1,778,544
*Cliffs Natural Resources		45,350	3,537,754
Dow Chemical		335,922	11,468,377
Freeport-McMoRan Copper & Gold Class B		67,076	8,055,157
Monsanto		144,932	10,093,064
Mosaic		48,650	3,714,914
*PPG Industries		76,711	6,449,094
*Praxair		125,756	12,005,924
*Precision Castparts		43,862	6,106,029
†Stillwater Mining		112,150	2,394,403
Yamana Gold (Canada)		86,100	1,102,080
			79,785,189
Producer Durables – 13.08%
3	M	50,750	4,379,725
†Babcock & Wilcox		16,900	432,471
*Caterpillar		45,950	4,303,677
CSX		74,700	4,826,367
Cummins		66,137	7,275,731
Danaher		215,229	10,152,352
Deere		11,500	955,075
Eaton		27,835	2,825,531
Emerson Electric		32,400	1,852,308
Expeditors International of Washington		30,300	1,654,380
FedEx		109,849	10,217,055
General Dynamics		81,522	5,784,801
*Goodrich		11,550	1,017,209
*Grainger (W.W.)		7,800	1,077,258
Illinois Tool Works		57,650	3,078,510
*Ingersoll-Rand (Ireland)		110,100	5,184,609
Joy Global		9,200	798,100
†McDermott International		36,900	763,461
*PACCAR		23,500	1,349,370
Republic Services		56,250	1,679,625
Rockwell Automation		13,500	968,085
Stanley Black & Decker		24,450	1,634,972
*Towers Watson Class A		28,600	1,488,916
Tyco International (Switzerland)		63,850	2,645,944
Union Pacific		138,699	12,851,849
United Parcel Service Class B		125,300	9,094,274
United Technologies		31,350	2,467,872
			100,759,527
Technology – 26.69%
Accenture (Bermuda)		39,600	1,920,204
Activision Blizzard		133,800	1,664,472
†Adobe Systems		59,500	1,831,410
†Akamai Technologies		27,000	1,270,350
†American Tower Class A		117,498	6,067,597
†Apple		139,670	45,051,954

ASML Holding	24,300	931,662
†Autodesk	8,600	328,520
†Autonomy (United Kingdom)	15,800	371,950
Baidu ADR	130,528	12,599,868
Broadcom Class A	227,564	9,910,412
†Cisco Systems	125,400	2,536,842
Corning	133,300	2,575,356
†Crown Castle International	96,300	4,220,829
†Ctrip.com International ADR	25,900	1,047,655
*†Dolby Laboratories Class A	28,000	1,867,600
*†EMC	277,250	6,349,025
†F5 Networks	9,075	1,181,202
†Google Class A	39,000	23,164,829
*†GSI Commerce	167,850	3,894,120
Hewlett-Packard	333,000	14,019,300
International Business Machines	13,000	1,907,880
†Juniper Networks	71,300	2,632,396
†Lam Research	50,300	2,604,534
=@†Mail.ru Group GDR	1,300	44,668
†Marvell Technology Group (Bermuda)	183,050	3,395,578
†Mentor Graphics	27,000	324,000
†NetApp	21,700	1,192,632
†NICE Systems ADR	47,900	1,671,710
*†ON Semiconductor	102,050	1,008,254
Oracle	554,320	17,350,216
QUALCOMM	204,950	10,142,976
*†Rovi	17,600	1,091,376
*†salesforce.com	41,311	5,453,052
Samsung Electronics (Republic of Korea)	971	821,832
*†Sina (China) (Hong Kong Exchange)	30,800	2,119,656
*†Skyworks Solutions	75,150	2,151,545
†Smart Technologies (Canada)	39,000	368,160
*Tencent Holdings (China) (Hong Kong Exchange)	76,100	1,653,688
Texas Instruments	135,300	4,397,250
†Yahoo	145,450	2,418,834
		205,555,394
Total Common Stock (cost $609,696,452)		752,589,074
Exchange-Traded Fund – 0.31%
SPDR Gold Trust	17,250	2,392,920
Total Exchange-Traded Fund (cost $2,081,419)		2,392,920
Preferred Stock – 0.14%
Wells Fargo 8.00%	38,550	1,048,175
Total Preferred Stock (cost $741,030)		1,048,175
	Principal
	Amount
	(U.S. $)
‚Short-Term Investments – 1.38%
Discount Notes – 1.08%
Federal Home Loan Bank
0.025% 1/3/11	$2,010,991	2,010,991
0.001% 1/5/11	1,466,692	1,466,689
0.001% 1/11/11	79,065	79,065
0.030% 1/26/11	2,010,991	2,010,938
0.098% 1/7/11	2,730,448	2,730,437
		8,298,120
U.S. Treasury Obligation – 0.30%
U.S. Treasury Bill 0.025% 1/13/11	2,346,156	2,346,142
		2,346,142

Total Short-Term Investments (cost $10,644,223)		10,644,262
Total Value of Securities Before Securities Lending Collateral – 99.56%
(cost $623,163,124)		766,674,431
	Number of
	Shares
Securities Lending Collateral** – 8.28%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	887,304	853,853
Delaware Investments Collateral Fund No.1	62,928,543	62,928,543
†@Mellon GSL Reinvestment Trust II	999,997	0
Total Securities Lending Collateral (cost $64,815,844)		63,782,396
Total Value of Securities – 107.84%
(cost $687,978,968)		830,456,827	Ž
Obligation to Return Securities Lending Collateral** – (8.42%)		(64,815,844)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.58%		4,442,528
Net Assets Applicable to 64,832,097 Shares Outstanding – 100.00%		$770,083,511

—Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†Non income producing security.

=Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $44,668, which represented 0.01% of the Fund's net assets. See Note 1 in "Notes."

‚The rate shown is the effective yield at the time of purchase.

*Fully or partially on loan.

**See Note 4 in "Notes."

@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $44,668, which represented 0.01% of the Fund's net assets. See Note 5 in "Notes."

ŽIncludes $63,144,957 of securities loaned.

Summary of Abbreviations:

ADR – American Depositary Receipts GDR – Global Depositary Receipts

_____________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$704,588,816
Aggregate unrealized appreciation	147,749,813
Aggregate unrealized depreciation	(21,881,802)
Net unrealized appreciation	$125,868,011

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $157,655,383 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $77,826,014 expires in 2017 and $79,829,369 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts) Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-

corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing) Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$749,795,734	$2,748,672	$44,668	$752,589,074
Exchange-Traded Fund	2,392,920	-	-	2,392,920
Preferred Stock	1,048,175	-	-	1,048,175
Securities Lending Collateral	-	63,782,396	-	63,782,396
Short-Term Investments	-	10,644,262	-	10,644,262
Total	$753,236,829	$77,175,330	$44,668	$830,456,827

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
	Lending	Common
	Collateral	Stock	Total
Balance as of 3/31/10	$44,765	$-	$44,765
Purchases	-	213,290	213,290
Sales	(53,298)	(215,256)	(268,554)
Net realized gain	-	37,976	37,976
Net change in unrealized
appreciation/depreciation	8,533	8,658	17,191
Balance as of 12/31/10	$-	$44,668	$44,668
Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/10	$(42,500)	$8,658	$(33,842)

During the period ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2010.

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $63,144,957, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2010, the value of invested collateral was $63,782,396. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

December 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.41%
Consumer Discretionary – 7.82%
Advance Auto Parts	18,230	$1,205,915
Coach	180,001	9,955,855
Copa Holdings Class A (Panama)	191,116	11,245,265
Disney (Walt)	125,640	4,712,756
†General Motors	18,400	678,224
Hasbro	30,530	1,440,405
Johnson Controls	34,240	1,307,968
†Kohl's	24,760	1,345,458
McDonald's	13,180	1,011,697
Omnicom Group	77,730	3,560,034
*†Pulte Homes	122,180	918,794
*Sherwin-Williams	50,060	4,192,525
Staples	51,400	1,170,378
Target	23,080	1,387,800
TJX	244,684	10,861,524
		54,994,598
Consumer Staples – 13.90%
Altria Group	371,935	9,157,040
*Avon Products	242,958	7,060,359
Colgate-Palmolive	73,482	5,905,748
CVS Caremark	61,931	2,153,341
Diageo (United Kingdom)	247,292	4,583,160
*†Energizer Holdings	105,914	7,721,131
General Mills	141,780	5,045,950
†Hansen Natural	159,778	8,353,194
*Kellogg	167,912	8,576,945
Nestle (Switzerland)	81,927	4,800,924
PepsiCo	138,622	9,056,175
Philip Morris International	316,091	18,500,807
Procter & Gamble	36,166	2,326,494
Reynolds American	36,170	1,179,865
Smucker (J.M.)	27,620	1,813,253
Walgreen	36,900	1,437,624
		97,672,010
Energy – 15.37%
Apache	44,260	5,277,120
*†Atwood Oceanics	205,318	7,672,734
Chevron	165,236	15,077,785
ConocoPhillips	117,170	7,979,277
*Consol Energy	152,214	7,418,910
EOG Resources	26,990	2,467,156
Exxon Mobil	248,784	18,191,086
Hess	54,720	4,188,269
Marathon Oil	171,510	6,351,015
Murphy Oil	94,169	7,020,299
National Oilwell Varco	26,770	1,800,283
Noble	37,020	1,324,205
Occidental Petroleum	30,390	2,981,259
*Patterson-UTI Energy	342,866	7,388,762
*Sunoco	205,936	8,301,280
*Total ADR	36,790	1,967,529
†Transocean	37,990	2,640,685
		108,047,654
Financials – 20.51%
ACE (Switzerland)	30,680	1,909,830
†Affiliated Managers Group	85,215	8,455,032
AFLAC	132,608	7,483,069
Allstate	68,620	2,187,606
American Express	169,013	7,254,038

Aon	86,610	3,984,926
Bank of America	444,880	5,934,699
Bank of New York Mellon	311,466	9,406,273
BlackRock	5,792	1,103,839
Chubb	40,180	2,396,335
Eaton Vance	243,764	7,368,986
Federated Investors Class B	299,612	7,840,846
Goldman Sachs Group	108,848	18,303,880
JPMorgan Chase	228,170	9,678,971
MasterCard Class A	12,460	2,792,411
MetLife	200,000	8,888,000
PNC Financial Services Group	47,410	2,878,735
Prudential Financial	79,730	4,680,948
†SLM	631,669	7,952,713
State Street	88,740	4,112,212
Travelers	59,890	3,336,472
Waddell & Reed Financial Class A	247,154	8,722,065
Wells Fargo	241,260	7,476,647
		144,148,533
Healthcare – 12.87%
Abbott Laboratories	127,050	6,086,966
Becton, Dickinson	37,370	3,158,512
†Endo Pharmaceuticals Holdings	263,672	9,415,727
†Forest Laboratories	198,680	6,353,786
GlaxoSmithKline (United Kingdom)	71,680	1,387,181
Herbalife	49,397	3,377,273
Johnson & Johnson	231,046	14,290,196
*†Kinetic Concepts	205,936	8,624,600
*Lilly (Eli)	168,886	5,917,765
Medtronic	126,440	4,689,660
Merck	41,360	1,490,614
Pfizer	443,925	7,773,127
Quest Diagnostics	26,360	1,422,649
Roche Holding (Switzerland)	11,152	1,635,261
†St. Jude Medical	85,340	3,648,285
†Thermo Fisher Scientific	29,990	1,660,246
*†Waters	122,419	9,513,180
		90,445,028
Industrials – 8.78%
3M	124,190	10,717,597
†Babcock & Wilcox	63,294	1,619,693
Canadian National Railway (Canada)	25,600	1,701,632
Danaher	56,210	2,651,426
Eaton	27,580	2,799,646
Fluor	10,710	709,645
*Garmin	173,826	5,386,868
Honeywell International	96,780	5,144,825
Lockheed Martin	184,680	12,910,978
†McDermott International	126,742	2,622,292
Northrop Grumman	80,290	5,201,186
Stanley Black & Decker	34,687	2,319,520
United Technologies	100,960	7,947,571
		61,732,879
Information Technology – 9.07%
Accenture Class A	171,350	8,308,762
†Cisco Systems	149,480	3,023,980
Corning	349,297	6,748,418
Dun & Bradstreet	25,520	2,094,937
Hewlett-Packard	42,810	1,802,301
Intel	228,840	4,812,505
International Business Machines	95,889	14,072,671
*Microsoft	208,869	5,831,622
Oracle	223,870	7,007,131
†Western Digital	237,428	8,048,809
Western Union	108,720	2,018,930
		63,770,066
Materials – 4.07%
Air Products & Chemicals	41,800	3,801,710
*CF Industries Holdings	70,858	9,576,458
*Cliffs Natural Resources	76,261	5,949,121
†Owens-Illinois	167,651	5,146,886

*PPG Industries	49,370	4,150,536
		28,624,711
Telecommunications – 3.00%
AT&T	340,990	10,018,286
Vodafone Group (United Kingdom)	1,810,615	4,686,094
*Windstream	456,641	6,365,576
		21,069,956
Utilities – 3.02%
†AES	598,511	7,289,864
Dominion Resources	38,836	1,659,074
Entergy	15,620	1,106,365
PG&E	85,310	4,081,230
PPL	43,250	1,138,340
Public Service Enterprise Group	68,780	2,187,892
*UGI	119,248	3,765,852
		21,228,617
Total Common Stock (cost $632,492,959)		691,734,052

Convertible Preferred Stock– 0.16%
*Apache 6.00%	9,150	606,279
PPL 9.50%	9,830	539,962
Total Convertible Preferred Stock (cost $959,120)		1,146,241

	Principal
	Amount
	(U.S. $)
‚Short-Term Investments – 1.36%
Discount Notes – 1.02%
Federal Home Loan Bank
0.001% 1/5/11	$805,265	805,263
0.001% 1/11/11	80,818	80,817
0.025% 1/3/11	2,055,564	2,055,564
0.030% 1/26/11	2,055,564	2,055,511
0.098% 1/7/11	2,173,683	2,173,674
		7,170,829
U.S. Treasury Obligations – 0.34%
U.S. Treasury Bill 0.025% 1/13/11	2,398,158	2,398,144
		2,398,144

Total Short-Term Investments (cost $9,568,947)		9,568,973

Total Value of Securities Before Securities Lending Collateral – 99.93%
(cost $643,021,026)		702,449,266

	Number of
	Shares
Securities Lending Collateral** – 8.61%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	625,301	601,727
Delaware Investments Collateral Fund No.1	59,910,881	59,910,881
†@Mellon GSL Reinvestment Trust II	996,642	0
Total Securities Lending Collateral (cost $61,532,824)		60,512,608

Total Value of Securities – 108.54%
(cost $704,553,850)		762,961,874	Ž
Obligation to Return Securities Lending Collateral** – (8.75%)		(61,532,824)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.21%		1,508,113
Net Assets Applicable to 67,733,345 Shares Outstanding – 100.00%		$702,937,163

*Fully or partially on loan. †Non income producing security.

‚The rate shown is the effective yield at the time of purchase. **See Note 4 in "Notes."

@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in “Notes.”

ŽIncludes $60,541,256 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$716,210,461
Aggregate unrealized appreciation	72,562,341
Aggregate unrealized depreciation	(25,810,928)
Net unrealized appreciation	$46,751,413

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $175,020,048 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $55,991,912 expires in 2017 and $119,028,136 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts) Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing) Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$691,734,502	-	$ -	$691,734,052
Convertible Preferred Stock	-	1,146,241	-	1,146,241
Short-Term Investments	-	9,568,973	-	9,568,973
Securities Lending Collateral	-	60,512,608	-	60,512,608
Total	$691,734,052	$71,227,822	$ -	$762,961,874

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/10	$44,615
Sales	(53,120)
Net change in unrealized
appreciation	8,505
Balance as of 12/31/10	$-

Net change in unrealized
appreciation from
investments still held as of 12/31/10	$(42,357)

During the period ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3 Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2010.

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $60,541,256, for which the Fund received collateral, comprised of non-cash collateral valued at $580,676, and cash collateral of $61,532,824. At December 31, 2010, the value of invested collateral was $60,512,608. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

December 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.63%—
Consumer Discretionary – 20.17%
*Aaron's	22,499	$458,755
*Abercrombie & Fitch Class A	29,000	1,671,270
†AerCap Holdings	43,880	619,586
*†ArvinMeritor	90,300	1,852,956
*†Avis Budget Group	47,170	733,965
*†Bally Technologies	40,000	1,687,600
*†Big Lots	33,990	1,035,335
*Brunswick	74,320	1,392,757
*†Cheesecake Factory	39,780	1,219,655
Chico's FAS	41,000	493,230
*†Children's Place Retail Stores	14,480	718,787
*Cinemark Holdings	73,140	1,260,934
*†Coldwater Creek	10,700	33,919
*Columbia Sportswear	21,520	1,297,656
*†Constant Contact	10,000	309,900
*†CROCS	58,600	1,003,232
†Deckers Outdoor	8,250	657,855
†Dick's Sporting Goods	41,360	1,551,000
†Domino's Pizza	62,510	997,035
Domino's Pizza UK & IRL	151,025	1,307,616
*†Drew Industries	25,600	581,632
*†Gaylord Entertainment	57,500	2,066,550
*†Hanesbrands	92,380	2,346,451
HEICO Class A	9,500	354,540
*†Hertz Global Holdings	56,500	818,685
*†ITT Educational Services	10,300	656,007
Jarden	22,000	679,140
*†Life Time Fitness	28,400	1,164,116
*†LKQ	50,000	1,136,000
Localiza Rent a Car	87,970	1,425,925
*†Lululemon Athletica	31,600	2,162,072
*†Lumber Liquidators Holdings	36,800	916,688
*P.F. Chang's China Bistro	4,500	218,070
†Penn National Gaming	71,580	2,516,036
*†Pier 1 Imports	65,000	682,500
*†Pinnacle Entertainment	74,500	1,044,490
*Pool	45,000	1,014,300
†Rush Enterprises Class A	95,420	1,950,385
*†Saks	67,500	722,250
*†Shutterfly	20,500	718,115
*†Talbots	49,000	417,480
*†Tempur-Pedic International	70,260	2,814,615
*Thor Industries	45,800	1,555,368
*†True Religion Apparel	20,800	463,008
†Under Armour Class A	23,500	1,288,740
*†Urban Outfitters	16,750	599,818
*†Vail Resorts	13,500	702,540
†VistaPrint	18,830	866,180
†Wabco Holdings	13,000	792,090
*†Warnaco Group	13,000	715,910
†Wet Seal Class A	52,900	195,730
*†WMS Industries	15,000	678,600

		54,567,074
Consumer Staples – 1.82%
*Diamond Foods	30,000	1,595,400
*†Fresh Market	26,500	1,091,800
*†Green Mountain Coffee Roasters	67,860	2,229,880
		4,917,080
Energy – 5.69%
*†Atwood Oceanics	65,000	2,429,050
*Cabot Oil And Gas	36,000	1,362,600
*†Carrizo Oil & Gas	18,000	620,820
*Core Laboratories	17,000	1,513,850
*†Dril-Quip	11,820	918,650
*†FMC Technologies	29,000	2,578,390
*†Global Industries	62,500	433,125
*Houston America Energy	30,000	542,700
*†Northern Oil & Gas	19,000	516,990
*†Oasis Petroleum	3,300	89,496
*†Oceaneering International	15,050	1,108,132
†Primary Petroleum	265,000	244,460
*†Quicksilver Resources	49,200	725,208
*†Rosetta Resources	27,600	1,038,864
*SM Energy	15,000	883,950
*†Swift Energy	7,000	274,050
†Tesco	6,700	106,396
		15,386,731
Financial Services – 8.70%
*†Advent Software	10,000	579,200
Associated Banc-Corp	42,100	637,815
Associated Estates Realty	70,000	1,070,300
Assured Guaranty	47,530	841,281
Berkshire Hills Bancorp	25,500	563,550
*BioMed Realty Trust	80,000	1,491,999
*Corporate Office Properties Trust	23,500	821,325
*DCT Industrial Trust	46,000	244,260
*DuPont Fabros Technology	45,000	957,150
East West Bancorp	33,650	657,858
Evercore Partners Class A	8,400	285,600
*Extra Space Storage	63,600	1,106,640
First Busey	147,800	694,660
†Greene Bancshares	22,000	70,400
*Henry (Jack) & Associates	9,700	282,755
Kaiser Federal Financial Group	54,674	633,125
*Kilroy Realty	15,000	547,050
Kite Realty Group Trust	170,000	919,700
Lakeland Financial	19,300	414,178
MB Financial	54,000	935,280
*†MF Global Holdings	86,500	723,140
Sandy Spring Bancorp	31,100	573,173
SEI Investments	13,000	309,270
†Stifel Financial	17,845	1,107,104
†SVB Financial Group	27,500	1,458,874
TCF Financial	38,300	567,223
Tower Group	15,000	383,700
Trico Bancshares	27,350	441,703
Valley National Bancorp	91,350	1,306,305
ViewPoint Financial Group	63,600	743,484
Waddell & Reed Financial Class A	32,950	1,162,806
Whitney Holding	51,000	721,650
*†World Acceptance	5,500	290,400
		23,542,958
Healthcare – 12.18%
†ABIOMED	65,040	625,034

*†Acorda Therapeutics	9,800	267,148
*†Akorn	39,800	241,586
*†Alexion Pharmaceuticals	15,500	1,248,525
†Alimera Sciences	6,200	64,356
*†Allos Therapeutics	92,000	424,120
†Allscripts Healthcare Solutions	66,160	1,274,903
*†Anthera Pharmaceuticals	20,000	97,600
*†Array Biopharma	40,000	119,600
*†Auxilium Pharmaceuticals	15,000	316,500
*†BioMarin Pharmaceuticals	27,500	740,575
*†Cepheid	23,900	543,725
*†Chelsea Therapeutics International	55,000	412,500
†Community Health Systems	36,000	1,345,320
†eResearch Technology	31,300	230,055
†Fleury	61,700	990,814
*†Gen-Probe	19,600	1,143,660
*†HeartWare International	12,900	1,129,653
*†Idenix Pharmaceuticals	50,700	255,528
*†IDEXX Laboratories	9,000	622,980
*†Illumina	3,000	190,020
*†Incyte	47,070	779,479
*†InterMune	8,100	294,840
*†Isis Pharmaceuticals	52,000	526,240
*†Mednax	4,000	269,160
*†Micromet	65,250	529,830
†Nabi Biopharmaceuticals	15,600	90,324
*†Nanosphere	7,312	31,880
*†Nektar Therapeutics	25,000	321,250
†NPS Pharmaceuticals	60,000	474,000
*†NuVasive	29,420	754,623
*†Onyx Pharmaceuticals	39,410	1,453,047
*†Pacific Biosciences of California	11,900	189,329
†Parexel International	57,880	1,228,792
*Patterson	33,000	1,010,790
*Pharmaceutical Product Development	83,770	2,273,518
*†Pharmasset	14,300	620,763
*Quality Systems	7,500	523,650
*†Regeneron Pharmaceuticals	30,860	1,013,134
*†Salix Pharmaceuticals	27,230	1,278,721
*†Seattle Genetics	77,410	1,157,280
*†Sirona Dental Systems	21,000	877,380
†SXC Health Solutions	37,150	1,592,249
*†United Therapeutics	11,500	727,030
*†Volcano	46,939	1,281,904
†WellCare Health Plans	45,790	1,383,774
		32,967,189
Materials & Processing – 2.75%
*Acuity Brands	26,000	1,499,420
Albemarle	17,000	948,260
†Augusta Resource	16,000	60,960
*†Beacon Roofing Supply	15,760	281,631
Greif Class A	4,700	290,930
Huabao International Holdings	245,740	397,737
*Kaydon	13,300	541,576
†LSB Industries	5,200	126,152
Methanex	43,320	1,316,928
*Silgan Holdings	36,830	1,318,882
*†Trex	13,770	329,929
†United States Lime & Minerals	8,000	337,040
		7,449,445
Producer Durables – 17.57%
†Advisory Board	800	38,104

*†Aecom Technology	75,080	2,099,988
Albany International	10,000	236,900
*†Allegiant Travel	18,650	918,326
AMETEK	55,500	2,178,375
*†Bristow Group	12,000	568,200
†CAI International	38,300	750,680
*Con-Way	33,330	1,218,878
Copa Holdings Class A	26,580	1,563,967
*†Corrections Corp. of America	71,810	1,799,559
*Donaldson	48,900	2,849,892
*ESCO Technologies	11,200	423,808
†ExlService Holdings	39,000	837,720
†Foster Wheeler	36,070	1,245,136
*†Geo Group	51,376	1,266,932
*†GrafTech International	31,500	624,960
†H&E Equipment Services	25,000	289,250
*Herman Miller	37,000	936,100
*Hunt (J.B.) Transport Services	54,350	2,218,024
Kennametal	16,000	631,360
*Knoll	86,290	1,443,632
McGrath Rentcorp	11,600	304,152
†Mettler-Toledo International	25,500	3,855,855
†Moog Class A	26,000	1,034,800
Nalco Holding	20,000	638,800
*Nordson	38,000	3,491,440
*†Old Dominion Freight Line	44,884	1,435,839
*†Oshkosh	40,000	1,409,600
*Overseas Shipholding Group	34,820	1,233,324
*Pentair	17,000	620,670
*†Power-One	100,550	1,025,610
*†Quanta Services	38,300	762,936
*†RSC Holdings	113,100	1,101,594
*†SYKES Enterprises	81,416	1,649,488
*Toro	11,500	708,860
*†TrueBlue	11,000	197,890
*†United Rentals	98,780	2,247,245
*World Fuel Services	21,500	777,440
*†Zebra Technologies	24,000	911,760
		47,547,094
Technology – 26.03%
AAC Acoustic Technologies Holdings	372,000	993,117
*†AboveNet	20,000	1,169,200
*†Acme Packet	28,890	1,535,792
†Acxiom	14,000	240,100
*Adtran	43,400	1,571,514
Amphenol Class A	28,400	1,498,952
*†Ancestry.com	34,170	967,694
*†ANSYS	35,000	1,822,450
†Applied Micro Circuits	97,190	1,037,989
*†Ariba	33,900	796,311
*†Aruba Networks	43,880	916,214
†Atmel	155,000	1,909,600
*†Blackboard	11,000	454,300
*†Blue Coat Systems	22,000	657,140
*†Cadence Design Systems	175,190	1,447,069
*†Cavium Networks	28,000	1,055,040
†CommVault Systems	24,530	702,049
*†Concur Technologies	41,400	2,149,902
†Crown Castle International	50,000	2,191,500
*†Entegris	124,500	930,015
*†Entravision Communications Class A	50,000	128,500
*†Equinix	3,400	276,284

*†Finisar	101,820	3,023,036
*†Fortinet	20,800	672,880
†Hackett Group	30,500	107,055
†II-VI	31,000	1,437,160
*†Infinera	30,000	309,900
*†Informatica	81,290	3,579,200
†IPG Photonics	64,000	2,023,680
*†Ixia	20,000	335,600
*Jabil Circuit	169,040	3,396,014
†JDS Uniphase	85,070	1,231,814
*†LSI Logic	150,370	900,716
†Microsemi	60,000	1,374,000
*†Monolithic Power Systems	20,000	330,400
*†NETGEAR	25,000	842,000
†NICE Systems ADR	11,000	383,900
†Omnivision Technologies	47,240	1,398,776
*†ON Semiconductor	130,000	1,284,400
*†Parametric Technology	50,820	1,144,975
*†Plexus	30,500	943,670
*†Polycom	82,730	3,224,815
†Quest Software	30,000	832,200
*†QuinStreet	49,380	948,590
*†RealD	32,260	836,179
*†RealPage	25,900	801,087
*†Riverbed Technology	27,870	980,188
*†SBA Communications Class A	42,000	1,719,480
*†Skyworks Solutions	72,120	2,064,796
*†SPS Commerce	22,850	361,030
*†Stratasys	18,000	587,520
*†SuccessFactors	65,140	1,886,454
†Supertex	25,000	604,500
Syntel	18,900	903,231
*†Tibco Software	77,610	1,529,693
Totvs	12,230	1,245,440
*†Trimble Navigation	6,000	239,580
*†Tyler Technologies	8,500	176,460
*†VeriFone Systems	24,220	933,923
*†Virtusa	85,411	1,397,324
		70,442,398
Utilities – 1.72%
*†MetroPCS Communications	119,430	1,508,401
†PAETEC Holding	255,000	953,700
*†tw telecom Class A	128,000	2,182,400
		4,644,501
Total Common Stock (cost $202,326,165)		261,464,470
Exchange-Traded Fund – 1.10%
*iShares Russell 2000 Growth Index Fund	34,100	2,981,022
Total Exchange-Traded Fund (cost $2,704,847)		2,981,022
Warrants – 0.00%
=†Isoray, exercise price $5.00, expiration date 3/22/11	28,000	0
=†#@Medicure PIPE 144A	74,014	0
Total Warrants (cost $0)		0
	Principal
	Amount
	(U.S. $)
‚Short-Term Investments – 2.82%
Discount Notes – 1.99%
Federal Home Loan Bank
0.001% 1/3/11	$1,915,433	1,915,433

0.001% 1/5/11	554,443	554,442
0.001% 1/11/11	75,308	75,308
0.030% 1/26/11	1,915,433	1,915,383
0.098% 1/7/11	934,377	934,373
		5,394,939
U.S. Treasury Obligation – 0.83%
U.S. Treasury Bill 0.025% 1/13/11	2,234,672	2,234,658
		2,234,658
Total Short-Term Investments (cost $7,629,588)		7,629,597
Total Value of Securities Before Securities Lending Collateral – 100.55%		272,075,089
(cost $212,660,600)
	Number of
	Shares
Securities Lending Collateral** – 24.76%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	362,436	348,772
Delaware Investments Collateral Fund No.1	66,663,402	66,663,402
@†Mellon GSL Reinvestment Trust II	484,445	0
Total Securities Lending Collateral (cost $67,510,283)		67,012,174
Total Value of Securities – 125.31%
(cost $280,170,883)		339,087,263	Ž
Obligation to Return Securities Lending Collateral** – (24.95%)		(67,510,283)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.36%)		(984,050)
Net Assets Applicable to 21,019,089 Shares Outstanding – 100.00%		$270,592,930

—Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*Fully or partially on loan.

†Non income producing security.

@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."

=Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."

‚The rate shown is the effective yield at the time of purchase.

**See Note 4 in “Notes.”

ŽIncludes $65,471,114 of securities loaned.

Summary of Abbreviations: ADR – American Depositary Receipts PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the/each Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$280,862,161
Aggregate unrealized appreciation	63,338,250
Aggregate unrealized depreciation	(5,113,148)
Net unrealized appreciation	$58,225,102

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $19,926,636 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $15,427,746 expires in 2017 and $4,498,890 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts) Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing) Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$261,464,470	$-	$ -	$261,464,470
Other	2,981,022	-	-	2,981,022
Short-Term Investments	-	7,629,597	-	7,629,597
Total	$264,445,492	$7,629,597	$-	$272,075,089

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Common	Lending
	Stock	Collateral	Total
Balance as of 3/31/10	$209,872	$21,686	$231,559
Sales	-	(25,820)	(25,820)
Transfers out of Level 3	(149,998)	-	(149,998)
Net change in unrealized
appreciation/depreciation	(59,874)	4,134	(55,740)
Balance as of 12/31/10	$-	$-	$-
Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(59,874)	$(20,589)	$(80,463)

During the period ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2010.

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $65,471,114, for which the Fund received collateral, comprised of non-cash collateral valued at $67,810, and cash collateral of $67,510,283. At December 31, 2010, the value of invested collateral was $67,012,174. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)
Optimum Small-Mid Cap Value Fund
December 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock– 91.53%
Basic Industry – 18.87%
*AAON	59,333	$1,673,784
Airgas	13,500	843,210
Albany International	137,400	3,255,005
Albemarle	30,400	1,695,712
AMETEK	35,250	1,383,563
Aptargroup	33,900	1,612,623
Ashland	26,500	1,347,790
Brady Class A	28,800	939,168
*Carlisle	32,000	1,271,680
Crane	38,300	1,572,981
Cytec Industries	31,200	1,655,472
Dover	34,000	1,987,300
*Eastman Chemical	31,200	2,623,296
*Federal Signal	200,000	1,372,000
†Ferro	169,600	2,482,944
FMC	27,000	2,157,030
*†Griffon	74,000	942,760
*Ingersoll-Rand	48,000	2,260,320
†KapStone Paper & Packaging	79,800	1,220,940
KMG Chemicals	42,922	711,218
Lubrizol	4,000	427,520
Minerals Technologies	32,000	2,093,120
†Owens-Illinois	72,500	2,225,750
*Packaging Corp. of America	27,200	702,848
*Sonoco Products	64,900	2,185,183
Temple-Inland	39,500	838,980
*†Trex	51,800	1,241,128
US Ecology	91,953	1,598,143
		44,321,468
Business Services – 2.88%
Courier	10,760	166,995
*Donnelley (R.R.) & Sons	64,800	1,132,056
Ennis	88,890	1,520,019
*Fair Isaac	70,050	1,637,069
*†WESCO International	43,800	2,312,640
		6,768,779
Capital Spending – 11.32%
*Acuity Brands	39,500	2,277,965
*†Advanced Energy Industries	120,325	1,641,233
*†AGCO	33,300	1,686,978
Gardner Denver	23,200	1,596,624
Graham	95,689	1,913,780
*Granite Construction	61,700	1,692,431
Harsco	41,500	1,175,280
Hubbell Class B	21,300	1,280,769
IDEX	28,700	1,122,744
*†Insituform Technologies Class A	56,000	1,484,560
*Kennametal	80,100	3,160,745
Stanley Black & Decker	34,200	2,286,954
*Tennant	24,988	959,789
Timken	19,900	949,827
Tyco International	26,700	1,106,448
†URS	39,300	1,635,273
*†Wabash National	51,330	608,261
		26,579,661
Consumer Cyclical – 6.75%
*Barnes Group	110,000	2,273,700
*†BorgWarner	22,800	1,649,808
*Ethan Allen Interiors	90,000	1,800,900
Hooker Furniture	128,894	1,821,272
*Knoll	93,000	1,555,890

†Lear	21,000	2,072,910
*Leggett & Platt	60,000	1,365,600
*†Navistar International	28,600	1,656,226
*Tupperware Brands	34,600	1,649,382
		15,845,688
Consumer Services – 6.81%
†BJ's Wholesale Club	29,600	1,417,840
*Brinker International	40,000	835,200
*†Collective Brands	139,300	2,939,230
Foot Locker	135,600	2,660,472
*†GameStop Class A	33,000	755,040
†Genesco	16,500	618,585
*†Jos. A. Bank Clothiers	34,750	1,401,120
*PETsMART	20,700	824,274
†Rush Enterprises Class A	52,800	1,079,232
†Signet Jewelers	45,700	1,983,380
*Sturm Ruger	97,792	1,495,240
		16,009,613
Consumer Staples – 2.72%
*†Chiquita Brands International	125,373	1,757,729
*Dr Pepper Snapple Group	20,900	734,844
Molson Coors Brewing Class B	21,600	1,084,104
*Sanderson Farms	30,000	1,174,500
Smucker (J.M.)	24,800	1,628,120
		6,379,297
Energy – 5.76%
Cabot Oil & Gas	50,200	1,900,070
*Frontier Oil	113,500	2,044,136
Gulf Island Fabrication	53,129	1,497,175
Laclede Group	39,198	1,432,295
*†Newpark Resources	174,850	1,077,076
†Plains Exploration & Production	52,600	1,690,564
*†Rowan	23,600	823,876
Southern Union	55,500	1,335,885
†Vaalco Energy	240,503	1,722,001
		13,523,078
Financial Services – 12.26%
American Equity Investment Life Holding	175,120	2,197,756
Aspen Insurance Holdings	50,100	1,433,862
AXIS Capital Holdings	40,800	1,463,904
City Holding	3,843	139,232
Commerce Bancshares	42,058	1,670,954
Dime Community Bancshares	130,750	1,907,643
East West Bancorp	76,700	1,499,485
Eaton Vance	52,300	1,581,029
First Financial Bancorp	40,500	748,440
First Niagara Financial Group	123,100	1,720,938
†FPIC Insurance Group	17,564	649,165
*Global Payments	45,600	2,107,176
†Hallmark Financial Services	174,372	1,586,785
HCC Insurance Holdings	46,900	1,357,286
Horace Mann Educators	87,350	1,575,794
Hudson City Bancorp	65,800	838,292
Lazard Class A	40,000	1,579,600
†Nara Bancorp	43,700	429,134
Safety Insurance Group	17,500	832,475
Suffolk Bancorp	52,645	1,299,279
†SVB Financial Group	16,000	848,800
Transatlantic Holdings	11,200	578,144
Willis Group Holdings	22,000	761,860
		28,807,033
Healthcare – 5.22%
*Beckman Coulter	22,500	1,692,675
†CareFusion	84,700	2,176,790
*DENTSPLY International	49,100	1,677,747
*†Laboratory Corp. of America Holdings	17,500	1,538,600
*†LifePoint Hospitals	29,720	1,092,210
*†Natus Medical	27,300	387,114
†Orthofix International	5,300	153,700
*†RehabCare Group	78,326	1,856,326
Universal Health Services Class B	38,900	1,689,038
		12,264,200
Real Estate – 0.65%

Equity Lifestyle Properties	13,100	732,683
*Healthcare Realty Trust	38,000	804,460
		1,537,143
Technology – 15.98%
*†Alliant Techsystems	9,600	714,528
*Amphenol Class A	15,100	796,978
*†Cabot Microelectronics	18,900	783,405
*†CACI International Class A	20,300	1,084,020
*†Checkpoint Systems	125,600	2,581,080
*†CommScope	23,700	739,914
*Ducommun	65,970	1,436,827
*Encore Wire	62,510	1,567,751
*†Fairchild Semiconductor International	101,800	1,589,098
†Flextronics International	405,599	3,183,952
*Gentex	60,800	1,797,248
*Harris	20,000	906,000
*InterDigital	52,500	2,186,100
†LTX-Credence	90,000	666,000
Methode Electronics	152,928	1,983,476
†Plexus	55,000	1,701,700
†Quest Software	56,300	1,561,762
†Rudolph Technologies	191,072	1,572,523
*†STEC	65,900	1,163,135
*†Stratasys	26,021	849,325
*†Teradyne	72,600	1,019,304
†Thermo Fisher Scientific	35,800	1,981,888
*†Universal Technical Institute	42,200	929,244
*†VASCO Data Security International	223,978	1,820,941
†Veeco Instruments	12,100	519,816
*†Vishay Intertechnology	55,700	817,676
*†Western Digital	46,900	1,589,910
		37,543,601
Transportation – 0.58%
SkyWest	86,860	1,356,753
		1,356,753
Utilities – 1.73%
*DPL	63,800	1,640,298
DTE Energy	18,000	815,760
*Wisconsin Energy	27,400	1,612,764
		4,068,822
Total Common Stock (cost $159,770,801)		215,005,136
	Principal
	Amount (U.S. $)
‚Short-Term Investments – 9.49%
Discount Notes – 7.23%
Federal Home Loan Bank
0.001% 1/3/11	$4,557,167	4,557,167
0.001% 1/5/11	1,991,750	1,991,746
0.001% 1/11/11	179,173	179,171
0.030% 1/26/11	4,557,167	4,557,048
0.098% 1/7/11	5,709,326	5,709,303
		16,994,435
U.S. Treasury Obligation – 2.26%
U.S. Treasury Bill 0.025% 1/13/11	5,316,695	5,316,663
		5,316,663
Total Short-Term Investments (cost $22,311,027)		22,311,098
Total Value of Securities Before Securities Lending Collateral – 101.02%
(cost $182,081,828)		237,316,234
	Number of
	Shares
Securities Lending Collateral** – 17.18%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	218,975	210,719
Delaware Investments Collateral Fund No.1	40,146,571	40,146,571
@†Mellon GSL Reinvestment Trust II	250,193	0
Total Securities Lending Collateral (cost $40,615,738)		40,357,290
Total Value of Securities – 118.20%
(cost $222,697,566)		277,673,524	Ž
Obligation to Return Securities Lending Collateral** – (17.29%)		(40,615,738)

Liabilities Net of Receivables and Other Assets (See Notes) – (0.91%)	(2,148,498)
Net Assets Applicable to 20,014,635 Shares Outstanding – 100.00%	$234,909,288

*Fully or partially on loan.

†Non income producing security.

‚The rate shown is the effective yield at the time of purchase.

**See Note 3 in "Notes."

@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”

ŽIncludes $39,301,622 of securities loaned.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) - Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund expects to declare and pay dividends from net investment income, if any, annually. The Fund expects to declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net investment income and net capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$224,223,309
Aggregate unrealized appreciation	56,180,754
Aggregate unrealized depreciation	(2,730,539)
Net unrealized appreciation	$53,450,215

For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $32,557,155 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $4,705,463 expires in 2017 and $27,851,692 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts) Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing) Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$215,005,136	$ -	$-	$215,005,136
Short-Term Investments	-	22,311,098	-	22,311,098
Securities Lending Collateral	-	40,357,290	-	40,357,290
Total	$215,005,136	$62,668,388	$-	$277,673,524

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/10	$11,200
Sales	(13,335)
Net change in unrealized
appreciation/depreciation	2,135
Balance as of 12/31/10	$-
Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(10,633)

During the period ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2010, the value of securities on loan was $39,301,622, which cash collateral was received and invested in accordance with the lending agreement. At December 31, 2010, the value of invested collateral was $40,357,290. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: